UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor Technology ETF

Quarterly portfolio holdings 1/31/16

Fund's investmentsMultifactor Technology ETF

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$17,436,735
(Cost $18,051,206)
Consumer discretionary 0.3%		59,666
Household durables 0.3%
Garmin, Ltd.	1,696	59,666
Financials 0.5%		87,557
Diversified financial services 0.5%
FactSet Research Systems, Inc.	581	87,557
Health care 1.8%		315,507
Health care providers and services 0.1%
Premier, Inc., Class A (I)	364	11,626
Health care technology 1.7%
athenahealth, Inc. (I)	315	44,667
Cerner Corp. (I)	3,600	208,836
IMS Health Holdings, Inc. (I)	1,712	39,581
Veeva Systems, Inc., Class A (I)	448	10,797
Industrials 0.3%		51,025
Commercial services and supplies 0.3%
Pitney Bowes, Inc.	2,606	51,025
Information technology 97.1%		16,922,980
Communications equipment 10.0%
Arista Networks, Inc. (I)	355	21,311
ARRIS International PLC (I)	2,305	58,708
Brocade Communications Systems, Inc.	6,241	49,803
Ciena Corp. (I)	509	9,045
Cisco Systems, Inc.	26,916	640,332
CommScope Holding Company, Inc. (I)	2,241	50,243
EchoStar Corp., Class A (I)	658	23,116
F5 Networks, Inc. (I)	937	87,872
Harris Corp.	1,693	147,240
Juniper Networks, Inc.	5,370	126,732
Motorola Solutions, Inc.	1,590	106,164
Palo Alto Networks, Inc. (I)	526	78,632
QUALCOMM, Inc.	7,659	347,259
Electronic equipment, instruments and components 2.8%
CDW Corp.	2,087	80,245
Corning, Inc.	15,325	285,198
Fitbit, Inc., Class A (I)	462	7,669
Ingram Micro, Inc., Class A	2,129	60,038
SYNNEX Corp.	216	18,133
VeriFone Systems, Inc. (I)	1,716	40,137
Internet software and services 15.3%
Akamai Technologies, Inc. (I)	2,374	108,302
Alphabet, Inc., Class A (I)	1,525	1,161,059
Alphabet, Inc., Class C (I)	138	102,527
eBay, Inc. (I)	8,792	206,260
Facebook, Inc., Class A (I)	5,267	591,010
GoDaddy, Inc., Class A (I)	168	5,122
InterActiveCorp	1,289	66,951

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Technology ETF

	Shares	Value
Information technology (continued)
Internet software and services (continued)
j2 Global, Inc.	715	$51,845
MercadoLibre, Inc.	364	35,759
Pandora Media, Inc. (I)	1,058	10,284
Rackspace Hosting, Inc. (I)	2,090	42,239
Twitter, Inc. (I)	1,752	29,434
VeriSign, Inc. (I)	1,232	93,139
Yahoo!, Inc. (I)	5,274	155,636
IT services 7.8%
Amdocs, Ltd.	2,272	124,369
Cognizant Technology Solutions Corp., Class A (I)	4,555	288,377
Computer Sciences Corp.	2,137	68,534
CSRA, Inc.	2,137	57,229
DST Systems, Inc.	616	64,933
EPAM Systems, Inc. (I)	281	21,047
Gartner, Inc. (I)	1,190	104,589
IBM Corp.	3,904	487,180
Leidos Holdings, Inc.	522	24,075
Sabre Corp.	1,667	42,692
Syntel, Inc. (I)	490	23,197
Teradata Corp. (I)	1,877	45,686
Semiconductors and semiconductor equipment 21.2%
Analog Devices, Inc.	4,184	225,350
Applied Materials, Inc.	7,773	137,193
Atmel Corp.	5,905	47,594
Avago Technologies, Ltd.	1,414	189,066
Broadcom Corp., Class A	3,448	188,502
Cavium, Inc. (I)	378	21,837
Cypress Semiconductor Corp. (I)	4,001	31,448
Integrated Device Technology, Inc. (I)	438	11,160
Intel Corp.	28,774	892,569
KLA-Tencor Corp.	2,343	156,958
Lam Research Corp.	2,114	151,764
Linear Technology Corp.	3,045	130,113
Marvell Technology Group, Ltd.	6,286	55,631
Maxim Integrated Products, Inc.	3,843	128,356
Microchip Technology, Inc.	3,215	144,064
Micron Technology, Inc. (I)	10,100	111,403
Microsemi Corp. (I)	511	16,199
NVIDIA Corp.	6,530	191,264
ON Semiconductor Corp. (I)	7,608	65,124
Qorvo, Inc. (I)	1,868	73,973
Skyworks Solutions, Inc.	2,540	175,057
SunEdison, Inc. (I)	1,838	5,753
Teradyne, Inc.	3,412	66,295
Texas Instruments, Inc.	5,393	285,451
Xilinx, Inc.	4,016	201,884
Software 27.3%
Activision Blizzard, Inc.	8,286	288,519
Adobe Systems, Inc. (I)	2,017	179,775
ANSYS, Inc. (I)	996	87,837
Aspen Technology, Inc. (I)	966	31,337

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Technology ETF

			Shares	Value
Information technology (continued)
Software (continued)
	Autodesk, Inc. (I)		2,184	$102,255
	CA, Inc.		5,858	168,300
	Cadence Design Systems, Inc. (I)		3,407	66,641
	CDK Global, Inc.		1,784	78,585
	Citrix Systems, Inc. (I)		1,863	131,267
	Electronic Arts, Inc. (I)		3,364	217,129
	FireEye, Inc. (I)		1,167	16,443
	Fortinet, Inc. (I)		1,149	32,333
	Guidewire Software, Inc. (I)		602	33,134
	Intuit, Inc.		1,670	159,502
	Manhattan Associates, Inc. (I)		910	52,462
	Microsoft Corp.		24,681	1,359,676
	NetSuite, Inc. (I)		266	18,452
	Nuance Communications, Inc. (I)		3,785	66,730
	Oracle Corp.		16,831	611,134
	PTC, Inc. (I)		1,660	49,153
	Qlik Technologies, Inc. (I)		630	15,775
	Red Hat, Inc. (I)		1,792	125,530
	salesforce.com, Inc. (I)		1,702	115,838
	ServiceNow, Inc. (I)		1,030	64,076
	Solera Holdings, Inc.		942	51,113
	Splunk, Inc. (I)		854	39,532
	SS&C Technologies Holdings, Inc.		938	60,304
	Symantec Corp.		11,231	222,823
	Synopsys, Inc. (I)		2,157	92,535
	Tableau Software, Inc., Class A (I)		350	28,084
	The Ultimate Software Group, Inc. (I)		294	51,635
	Tyler Technologies, Inc. (I)		316	49,631
	Verint Systems, Inc. (I)		646	23,650
	VMware, Inc., Class A (I)		490	22,418
	Workday, Inc., Class A (I)		742	46,753
Technology hardware, storage and peripherals 12.7%
	Apple, Inc.		9,499	924,633
	EMC Corp.		11,987	296,918
	Hewlett Packard Enterprise Company		11,653	160,345
	Hewlett-Packard Co.		11,667	113,287
	NCR Corp. (I)		2,487	53,073
	NetApp, Inc.		4,410	96,711
	SanDisk Corp.		3,426	242,218
	Seagate Technology PLC		4,520	131,306
	Western Digital Corp.		3,976	190,768
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $36,752)
Money market funds 0.2%				$36,752
State Street Institutional Liquid Reserves Fund	0.3585(Y	)	36,752	36,752
Total investments (Cost $18,087,958)† 100.2%				$17,473,487
Other assets and liabilities, net (0.2%)				($37,045)
Total net assets 100.0%				$17,436,442

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Technology ETF

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $18,087,958. Net unrealized depreciation aggregated $614,471, of which $597,650 related to appreciated investment securities and $1,212,121 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	800Q3	01/16
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF.		3/16

John Hancock

Multifactor Financials ETF

Quarterly portfolio holdings 1/31/16

Fund's investmentsMultifactor Financials ETF

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 100.1%		$16,337,696
(Cost $17,866,270)
Consumer discretionary 0.5%		78,925
Internet and catalog retail 0.3%
Liberty Ventures, Series A (I)	1,285	50,539
Media 0.2%
Liberty Broadband Corp., Series A (I)	154	7,330
Liberty Broadband Corp., Series C (I)	448	21,056
Financials 92.6%		15,121,032
Banks 30.6%
Bank of America Corp.	39,215	554,494
Bank of the Ozarks, Inc.	616	27,313
BankUnited, Inc.	868	29,252
BB&T Corp.	4,587	149,811
BOK Financial Corp.	322	16,103
CIT Group, Inc.	2,567	75,341
Citigroup, Inc.	11,049	470,466
Citizens Financial Group, Inc.	4,037	85,786
Comerica, Inc.	2,154	73,882
Commerce Bancshares, Inc.	1,279	52,605
Cullen/Frost Bankers, Inc.	690	33,023
East West Bancorp, Inc.	1,680	54,466
Fifth Third Bancorp	10,796	170,577
First Horizon National Corp.	1,330	16,931
First Niagara Financial Group, Inc.	2,370	23,202
First Republic Bank	1,491	101,388
Huntington Bancshares, Inc.	11,171	95,847
Investors Bancorp, Inc.	2,706	31,633
JPMorgan Chase & Co.	11,411	678,955
KeyCorp	10,198	113,810
M&T Bank Corp.	1,744	192,154
PacWest Bancorp	871	31,974
People's United Financial, Inc.	4,014	57,681
Prosperity Bancshares, Inc.	462	19,589
Regions Financial Corp.	18,172	147,557
Signature Bank (I)	492	68,555
SunTrust Banks, Inc.	6,996	255,914
SVB Financial Group (I)	588	59,576
Synovus Financial Corp.	1,226	37,430
The PNC Financial Services Group, Inc.	2,225	192,796
U.S. Bancorp	7,175	287,431
Umpqua Holdings Corp.	1,908	27,628
Webster Financial Corp.	488	16,187
Wells Fargo & Company	13,752	690,763
Zions Bancorporation	2,426	55,022
Capital markets 14.0%
Affiliated Managers Group, Inc. (I)	582	78,099
Ameriprise Financial, Inc.	2,102	190,546
BlackRock, Inc.	376	118,162
E*TRADE Financial Corp. (I)	2,999	70,656
Eaton Vance Corp.	1,586	45,455

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Financials ETF

	Shares	Value
Financials (continued)
Capital markets (continued)
Federated Investors, Inc., Class B	1,390	$35,153
Franklin Resources, Inc.	2,471	85,645
Invesco, Ltd.	3,891	116,458
Legg Mason, Inc.	1,190	36,438
LPL Financial Holdings, Inc.	798	24,275
Morgan Stanley	4,977	128,805
Northern Trust Corp.	2,512	155,945
NorthStar Asset Management Group, Inc.	742	8,563
Raymond James Financial, Inc.	1,495	65,496
SEI Investments Company	1,832	71,888
State Street Corp.	2,118	118,036
Stifel Financial Corp. (I)	140	4,684
T. Rowe Price Group, Inc.	2,376	168,577
TD Ameritrade Holding Corp.	2,965	81,775
The Bank of New York Mellon Corp.	6,467	234,235
The Charles Schwab Corp.	5,713	145,853
The Goldman Sachs Group, Inc.	1,671	269,967
Waddell & Reed Financial, Inc., Class A	1,064	29,196
Consumer finance 5.6%
Ally Financial, Inc. (I)	8,260	130,921
American Express Company	3,394	181,579
Capital One Financial Corp.	4,363	286,300
Credit Acceptance Corp. (I)	78	13,959
Discover Financial Services	3,673	168,187
LendingClub Corp. (I)	1,292	9,535
Navient Corp.	4,098	39,177
OneMain Holdings, Inc. (I)	532	14,061
Santander Consumer USA Holdings, Inc. (I)	1,336	13,961
SLM Corp. (I)	6,401	40,966
Synchrony Financial (I)	718	20,406
Diversified financial services 10.1%
Berkshire Hathaway, Inc., Class B (I)	5,377	697,773
CBOE Holdings, Inc.	910	60,624
CME Group, Inc.	1,502	134,955
Intercontinental Exchange, Inc.	537	141,661
Leucadia National Corp.	2,692	44,580
MarketAxess Holdings, Inc.	294	34,172
McGraw Hill Financial, Inc.	1,650	140,283
Moody's Corp.	1,694	151,003
MSCI, Inc.	1,334	91,833
Nasdaq, Inc.	1,324	82,088
Voya Financial, Inc.	2,362	72,230
Insurance 29.8%
Aflac, Inc.	2,854	165,418
Alleghany Corp. (I)	201	96,062
Allied World Assurance Company Holdings AG	1,288	47,128
American Financial Group, Inc.	1,083	76,871
American International Group, Inc.	5,649	319,056
AmTrust Financial Services, Inc.	328	18,758
Aon PLC	1,539	135,170
Arch Capital Group, Ltd. (I)	1,237	83,559

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Financials ETF

	Shares	Value
Financials (continued)
Insurance (continued)
Arthur J. Gallagher & Company	1,682	$63,310
Assurant, Inc.	895	72,772
Assured Guaranty, Ltd.	2,791	66,370
Axis Capital Holdings, Ltd.	1,283	69,167
Brown & Brown, Inc.	1,571	47,523
Chubb, Ltd.	2,385	269,679
Cincinnati Financial Corp.	1,587	91,459
CNA Financial Corp.	393	13,059
CNO Financial Group, Inc.	2,510	43,674
Endurance Specialty Holdings, Ltd.	574	35,548
Erie Indemnity Company, Class A, Class A	336	32,293
Everest Re Group, Ltd.	524	93,765
First American Financial Corp.	1,026	35,264
FNF Group	2,470	79,979
Lincoln National Corp.	3,360	132,586
Loews Corp.	2,413	89,305
Markel Corp. (I)	112	94,132
Marsh & McLennan Companies, Inc.	2,927	156,097
MetLife, Inc.	3,794	169,402
Old Republic International Corp.	2,930	52,974
PartnerRe, Ltd.	616	86,486
Principal Financial Group, Inc.	3,917	148,846
Prudential Financial, Inc.	2,398	168,052
Reinsurance Group of America, Inc.	825	69,490
RenaissanceRe Holdings, Ltd.	544	61,282
StanCorp Financial Group, Inc.	389	44,603
Symetra Financial Corp.	546	17,483
The Allstate Corp.	5,327	322,816
The Hanover Insurance Group, Inc.	396	32,270
The Hartford Financial Services Group, Inc.	6,900	277,242
The Progressive Corp.	6,739	210,594
The Travelers Companies, Inc.	2,507	268,349
Torchmark Corp.	1,350	73,359
Unum Group	2,993	85,720
Validus Holdings, Ltd.	1,203	53,221
W.R. Berkley Corp.	1,436	72,015
White Mountains Insurance Group, Ltd.	56	39,933
Willis Towers Watson PLC	579	66,278
XL Group PLC	3,195	115,851
Real estate investment trusts 0.2%
Forest City Realty Trust, Inc. (I)	1,834	36,130
Real estate management and development 1.5%
CBRE Group, Inc., Class A (I)	3,413	95,462
Jones Lang LaSalle, Inc.	526	74,019
Realogy Holdings Corp. (I)	1,614	52,939
The Howard Hughes Corp. (I)	252	23,948
Thrifts and mortgage finance 0.8%
MGIC Investment Corp. (I)	2,874	19,026
New York Community Bancorp, Inc.	4,947	76,580
Radian Group, Inc.	1,898	19,094
TFS Financial Corp.	588	10,261

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Financials ETF

			Shares	Value
Industrials 0.9%				$151,506
Professional services 0.9%
	Equifax, Inc.		1,432	151,506
Information technology 6.1%				986,233
Internet software and services 0.1%
	Zillow Group, Inc., Class A (I)		294	6,371
IT services 6.0%
	Black Knight Financial Services, Inc., Class A (I)		84	2,534
	MasterCard, Inc., Class A		3,774	335,999
	The Western Union Company		6,416	114,461
	Visa, Inc., Class A		7,073	526,868
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $16,020)
Money market funds 0.1%				$16,020
State Street Institutional Liquid Reserves Fund	0.3585(Y	)	16,020	16,020
Total investments (Cost $17,882,290)† 100.2%				$16,353,716
Other assets and liabilities, net (0.2%)				($26,946)
Total net assets 100.0%				$16,326,770

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $17,882,290. Net unrealized depreciation aggregated $1,528,574, of which $84,353 related to appreciated investment securities and $1,612,927 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	810Q3	01/16
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF.		3/16

John Hancock

Multifactor Healthcare ETF

Quarterly portfolio holdings 1/31/16

Fund's investmentsMultifactor Healthcare ETF

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$15,665,323
(Cost $16,197,330)
Health care 100.0%		15,665,323
Biotechnology 18.5%
AbbVie, Inc.	5,874	322,483
ACADIA Pharmaceuticals, Inc. (I)	390	8,069
Alexion Pharmaceuticals, Inc. (I)	827	120,684
Alkermes PLC (I)	1,196	38,284
Alnylam Pharmaceuticals, Inc. (I)	494	34,056
Amgen, Inc.	3,670	560,519
Anacor Pharmaceuticals, Inc. (I)	183	13,749
Baxalta, Inc.	2,249	89,982
Biogen, Inc. (I)	992	270,876
BioMarin Pharmaceutical, Inc. (I)	1,092	80,830
Bluebird Bio, Inc. (I)	221	9,141
Celgene Corp. (I)	3,092	310,189
Cepheid, Inc. (I)	488	14,372
Dyax Corp. (I)	702	779
Gilead Sciences, Inc.	5,752	477,416
Incyte Corp. (I)	1,691	119,317
Intercept Pharmaceuticals, Inc. (I)	98	10,411
Intrexon Corp. (I)	304	8,859
Ionis Pharmaceuticals, Inc. (I)	806	31,378
Juno Therapeutics, Inc. (I)	364	10,039
Medivation, Inc. (I)	1,027	33,583
Neurocrine Biosciences, Inc. (I)	416	17,701
OPKO Health, Inc. (I)	2,240	18,010
Regeneron Pharmaceuticals, Inc. (I)	294	123,506
Seattle Genetics, Inc. (I)	754	24,867
Ultragenyx Pharmaceutical, Inc. (I)	146	8,198
United Therapeutics Corp. (I)	539	66,394
Vertex Pharmaceuticals, Inc. (I)	910	82,583
Health care equipment and supplies 23.1%
Abbott Laboratories	6,512	246,479
ABIOMED, Inc. (I)	194	16,554
Alere, Inc. (I)	858	31,918
Align Technology, Inc. (I)	702	46,430
Baxter International, Inc.	9,675	354,105
Becton, Dickinson and Company	1,287	187,091
Boston Scientific Corp. (I)	14,916	261,477
C.R. Bard, Inc.	1,066	195,366
DENTSPLY International, Inc.	1,716	101,055
DexCom, Inc. (I)	481	34,286
Edwards Lifesciences Corp. (I)	2,574	201,313
Hologic, Inc. (I)	3,608	122,456
IDEXX Laboratories, Inc. (I)	1,289	90,410
Intuitive Surgical, Inc. (I)	372	201,196
Medtronic PLC	5,429	412,170
ResMed, Inc.	1,502	85,163
Sirona Dental Systems, Inc. (I)	702	74,616
St. Jude Medical, Inc.	4,056	214,400
STERIS PLC	689	47,706

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Healthcare ETF

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Stryker Corp.	1,770	$175,496
Teleflex, Inc.	520	70,559
The Cooper Companies, Inc.	520	68,198
Varian Medical Systems, Inc. (I)	1,580	121,865
West Pharmaceutical Services, Inc.	819	46,863
Zimmer Biomet Holdings, Inc.	2,152	213,608
Health care providers and services 26.4%
Acadia Healthcare Company, Inc. (I)	533	32,529
Aetna, Inc.	2,903	295,642
AmerisourceBergen Corp.	1,482	132,728
Amsurg Corp. (I)	741	54,234
Anthem, Inc.	2,044	266,722
Brookdale Senior Living, Inc. (I)	1,913	31,144
Cardinal Health, Inc.	2,528	205,703
Centene Corp. (I)	1,535	95,262
Cigna Corp.	1,859	248,362
Community Health Systems, Inc. (I)	2,394	51,423
DaVita HealthCare Partners, Inc. (I)	2,707	181,694
Envision Healthcare Holdings, Inc. (I)	2,132	47,117
Express Scripts Holding Company (I)	3,446	247,664
HCA Holdings, Inc. (I)	1,684	117,173
Health Net, Inc. (I)	819	54,234
HealthSouth Corp.	1,248	44,666
Henry Schein, Inc. (I)	1,165	176,428
Humana, Inc.	1,157	188,348
Laboratory Corp. of America Holdings (I)	1,404	157,739
LifePoint Health, Inc. (I)	533	37,198
McKesson Corp.	1,073	172,732
MEDNAX, Inc. (I)	1,359	94,396
Molina Healthcare, Inc. (I)	469	25,753
Patterson Companies, Inc.	1,378	58,510
Quest Diagnostics, Inc.	2,602	170,873
Team Health Holdings, Inc. (I)	936	38,254
Tenet Healthcare Corp. (I)	1,716	46,538
UnitedHealth Group, Inc.	4,998	575,570
Universal Health Services, Inc., Class B	1,719	193,628
VCA, Inc. (I)	962	49,322
WellCare Health Plans, Inc. (I)	520	39,510
Life sciences tools and services 4.4%
Bio-Rad Laboratories, Inc., Class A (I)	273	34,838
Bio-Techne Corp.	403	33,324
Charles River Laboratories International, Inc. (I)	416	30,880
Illumina, Inc. (I)	767	121,148
PAREXEL International Corp. (I)	741	47,394
Quintiles Transnational Holdings, Inc. (I)	716	43,554
Thermo Fisher Scientific, Inc.	1,724	227,671
VWR Corp. (I)	507	12,401
Waters Corp. (I)	1,113	134,907
Pharmaceuticals 27.6%
Akorn, Inc. (I)	741	19,259
Allergan PLC (I)	1,405	399,624

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Healthcare ETF

			Shares	Value
Health care (continued)
Pharmaceuticals (continued)
	Bristol-Myers Squibb Company		5,132	$319,005
	Catalent, Inc. (I)		1,118	26,307
	Eli Lilly & Company		3,243	256,521
	Endo International PLC (I)		1,931	107,113
	Horizon Pharma PLC (I)		949	16,608
	Jazz Pharmaceuticals PLC (I)		728	93,723
	Johnson & Johnson		9,141	954,679
	Mallinckrodt PLC (I)		1,341	77,899
	Merck & Company, Inc.		13,476	682,829
	Mylan NV (I)		2,373	125,033
	Perrigo Company PLC		910	131,568
	Pfizer, Inc.		28,481	868,386
	Zoetis, Inc.		5,633	242,501
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $23,769)
Money market funds 0.1%				$23,769
State Street Institutional Liquid Reserves Fund	0.3585(Y	)	23,769	23,769
Total investments (Cost $16,221,099)† 100.1%				$15,689,092
Other assets and liabilities, net (0.1%)				($21,862)
Total net assets 100.0%				$15,667,230

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $16,221,099. Net unrealized depreciation aggregated $532,007, of which $371,525 related to appreciated investment securities and $903,532 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Biotechnology	$2,906,275	$2,905,496	—	$779
Health care equipment and supplies	3,620,780	3,620,780	—	—
Health care providers and services	4,131,096	4,131,096	—	—
Life sciences tools and services	686,117	686,117	—	—
Pharmaceuticals	4,321,055	4,321,055	—	—
Short-term investments	23,769	23,769	—	—
Total investments in securities	$15,689,092	$15,688,313	—	$779

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	820Q3	01/16
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF.		3/16

John Hancock

Multifactor Consumer Discretionary ETF

Quarterly portfolio holdings 1/31/16

Fund's investmentsMultifactor Consumer Discretionary ETF

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$14,288,256
(Cost $15,201,588)
Consumer discretionary 99.8%		14,271,629
Auto components 5.1%
Autoliv, Inc.	876	90,035
BorgWarner, Inc.	2,160	63,418
Delphi Automotive PLC	3,228	209,628
Gentex Corp.	2,556	34,992
Johnson Controls, Inc.	3,042	109,117
Lear Corp.	912	94,693
The Goodyear Tire & Rubber Company	3,348	95,117
Visteon Corp.	504	33,708
Automobiles 3.4%
Ford Motor Company	15,427	184,198
General Motors Company	5,099	151,134
Harley-Davidson, Inc.	2,340	93,600
Tesla Motors, Inc. (I)	264	50,477
Distributors 1.3%
Genuine Parts Company	1,488	128,221
LKQ Corp. (I)	2,292	62,801
Diversified consumer services 1.8%
Bright Horizons Family Solutions, Inc. (I)	216	15,157
Graham Holdings Company, Class B	66	31,990
H&R Block, Inc.	3,108	105,827
Service Corp. International	2,532	61,249
ServiceMaster Global Holdings, Inc. (I)	1,152	48,626
Hotels, restaurants and leisure 15.4%
Aramark	2,052	65,561
Brinker International, Inc.	828	41,185
Buffalo Wild Wings, Inc. (I)	151	22,997
Carnival Corp.	2,304	110,892
Chipotle Mexican Grill, Inc. (I)	262	118,678
Cracker Barrel Old Country Store, Inc.	240	31,495
Darden Restaurants, Inc.	1,056	66,591
Domino's Pizza, Inc.	397	45,230
Dunkin' Brands Group, Inc.	1,032	40,620
Extended Stay America, Inc.	480	6,149
Hilton Worldwide Holdings, Inc.	2,130	37,935
International Game Technology PLC	684	9,897
Las Vegas Sands Corp.	1,224	55,202
Marriott International, Inc., Class A	1,501	91,981
McDonald's Corp.	3,526	436,448
MGM Resorts International (I)	4,068	81,685
Norwegian Cruise Line Holdings, Ltd. (I)	1,020	46,277
Panera Bread Company, Class A (I)	282	54,708
Royal Caribbean Cruises, Ltd.	1,536	125,891
Six Flags Entertainment Corp.	768	38,607
Starbucks Corp.	4,395	267,084
Starwood Hotels & Resorts Worldwide, Inc.	1,584	98,588
Vail Resorts, Inc.	312	39,000
Wyndham Worldwide Corp.	1,356	88,004
Wynn Resorts, Ltd.	474	31,919

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Discretionary ETF

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	2,011	$145,536
Household durables 6.0%
D.R. Horton, Inc.	3,132	86,161
Harman International Industries, Inc.	588	43,741
Jarden Corp. (I)	1,644	87,214
Leggett & Platt, Inc.	1,344	55,789
Lennar Corp., Class A	1,572	66,260
Lennar Corp., Class B	84	2,911
Mohawk Industries, Inc. (I)	570	94,854
Newell Rubbermaid, Inc.	2,687	104,202
NVR, Inc. (I)	43	70,993
PulteGroup, Inc.	2,958	49,576
Tempur Sealy International, Inc. (I)	527	31,799
Toll Brothers, Inc. (I)	1,500	41,430
Whirlpool Corp.	849	114,097
Internet and catalog retail 7.8%
Amazon.com, Inc. (I)	1,004	589,348
Expedia, Inc.	996	100,636
HSN, Inc.	336	15,812
Liberty Interactive Corp., Series A (I)	4,470	116,488
Netflix, Inc. (I)	840	77,146
The Priceline Group, Inc. (I)	148	157,616
TripAdvisor, Inc. (I)	948	63,288
Leisure products 1.8%
Brunswick Corp.	780	31,083
Hasbro, Inc.	1,238	91,959
Mattel, Inc.	3,294	90,881
Polaris Industries, Inc.	588	43,418
Media 22.2%
AMC Networks, Inc., Class A (I)	480	34,939
Cablevision Systems Corp., Class A	2,060	65,735
CBS Corp., Class B	2,124	100,890
Charter Communications, Inc., Class A (I)	804	137,773
Cinemark Holdings, Inc.	1,176	34,680
Comcast Corp., Class A	10,652	593,423
Discovery Communications, Inc., Series A (I)	2,160	59,594
Discovery Communications, Inc., Series C (I)	1,237	33,659
DISH Network Corp., Class A (I)	1,512	72,984
Liberty Global PLC, Series A (I)	1,812	62,351
Liberty Global PLC, Series C (I)	2,868	95,533
Liberty Media Corp., Series A (I)	2,808	102,829
Lions Gate Entertainment Corp.	708	18,514
Live Nation Entertainment, Inc. (I)	1,140	25,878
MSG Networks, Inc., Class A (I)	636	11,124
News Corp., Class A	3,163	41,024
News Corp., Class B	876	11,695
Omnicom Group, Inc.	3,108	227,972
Scripps Networks Interactive, Inc., Class A	996	60,726
Sirius XM Holdings, Inc. (I)	20,004	74,015
Starz, Class A (I)	1,212	34,457

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Consumer Discretionary ETF

	Shares	Value
Consumer discretionary (continued)
Media (continued)
TEGNA, Inc.	2,892	$69,437
The Interpublic Group of Companies, Inc.	4,308	96,672
The Madison Square Garden Company, Class A (I)	214	32,973
The Walt Disney Company	4,755	455,624
Time Warner Cable, Inc.	1,061	193,113
Time Warner, Inc.	2,592	182,580
Twenty-First Century Fox, Inc., Class A	4,256	114,784
Twenty-First Century Fox, Inc., Class B	1,356	36,748
Viacom, Inc., Class A	60	2,912
Viacom, Inc., Class B	1,980	90,367
Multiline retail 7.4%
Dillard's, Inc., Class A	351	24,714
Dollar General Corp.	3,039	228,107
Dollar Tree, Inc. (I)	2,196	178,579
Kohl's Corp.	2,784	138,504
Macy's, Inc.	4,614	186,452
Nordstrom, Inc.	1,752	86,023
Target Corp.	2,952	213,784
Specialty retail 21.0%
Advance Auto Parts, Inc.	816	124,073
American Eagle Outfitters, Inc.	1,459	21,360
AutoNation, Inc. (I)	900	38,925
AutoZone, Inc. (I)	243	186,476
Bed Bath & Beyond, Inc. (I)	2,148	92,729
Best Buy Company, Inc.	3,456	96,526
Burlington Stores, Inc. (I)	576	30,948
Cabela's, Inc. (I)	444	18,679
CarMax, Inc. (I)	1,788	78,994
Dick's Sporting Goods, Inc.	1,056	41,268
Foot Locker, Inc.	1,560	105,394
GameStop Corp., Class A	1,383	36,248
GNC Holdings, Inc., Class A	960	26,890
L Brands, Inc.	1,139	109,515
Lowe's Companies, Inc.	3,504	251,097
O'Reilly Automotive, Inc. (I)	605	157,845
Office Depot, Inc. (I)	3,984	20,518
Penske Automotive Group, Inc.	450	14,117
Restoration Hardware Holdings, Inc. (I)	230	14,173
Ross Stores, Inc.	4,524	254,520
Sally Beauty Holdings, Inc. (I)	1,248	34,395
Signet Jewelers, Ltd.	453	52,548
Staples, Inc.	5,772	51,486
The Gap, Inc.	3,006	74,308
The Home Depot, Inc.	4,109	516,748
The Michaels Companies, Inc. (I)	480	10,464
The TJX Companies, Inc.	2,568	182,944
Tiffany & Company	954	60,903
Tractor Supply Company	1,332	117,629
Ulta Salon Cosmetics & Fragrance, Inc. (I)	582	105,441
Urban Outfitters, Inc. (I)	1,176	26,907
Williams-Sonoma, Inc.	978	50,523

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Consumer Discretionary ETF

			Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 6.6%
	Carter's, Inc.		576	$55,999
	Coach, Inc.		1,435	53,167
	Columbia Sportswear Company		204	11,257
	Hanesbrands, Inc.		3,937	120,354
	lululemon athletica, Inc. (I)		864	53,628
	Michael Kors Holdings, Ltd. (I)		1,716	68,468
	NIKE, Inc., Class B		4,008	248,536
	PVH Corp.		744	54,595
	Ralph Lauren Corp.		684	76,950
	Skechers U.S.A., Inc., Class A (I)		715	20,156
	Under Armour, Inc., Class A (I)		1,080	92,264
	VF Corp.		1,464	91,646
Financials 0.1%				16,627
Diversified financial services 0.1%
	Morningstar, Inc.		133	10,695
Real estate investment trusts 0.0%
	Four Corners Property Trust, Inc.		351	5,932
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $24,589)
Money market funds 0.2%				$24,589
State Street Institutional Liquid Reserves Fund	0.3585(Y	)	24,589	24,589
Total investments (Cost $15,226,177)† 100.1%				$14,312,845
Other assets and liabilities, net (0.1%)				($15,930)
Total net assets 100.0%				$14,296,915

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $15,226,177. Net unrealized depreciation aggregated $913,332, of which $357,652 related to appreciated investment securities and $1,270,984 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	830Q3	01/16
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF.		3/16

John Hancock

Multifactor Mid Cap ETF

Quarterly portfolio holdings 1/31/16

Fund's investmentsMultifactor Mid Cap ETF

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$16,628,013
(Cost $17,664,906)
Consumer discretionary 16.5%		2,748,291
Auto components 1.4%
Autoliv, Inc.	392	40,269
BorgWarner, Inc.	756	22,196
Delphi Automotive PLC	504	32,730
Gentex Corp.	1,366	18,701
Lear Corp.	574	59,598
The Goodyear Tire & Rubber Company	1,736	49,320
Visteon Corp.	252	16,854
Automobiles 0.2%
Harley-Davidson, Inc.	826	33,040
Distributors 0.5%
Genuine Parts Company	616	53,081
LKQ Corp. (I)	924	25,318
Diversified consumer services 0.6%
Bright Horizons Family Solutions, Inc. (I)	70	4,912
Graham Holdings Company, Class B	21	10,178
H&R Block, Inc.	1,163	39,600
Service Corp. International	1,260	30,479
ServiceMaster Global Holdings, Inc. (I)	406	17,137
Hotels, restaurants and leisure 2.1%
ARAMARK	827	26,423
Buffalo Wild Wings, Inc. (I)	12	1,828
Chipotle Mexican Grill, Inc. (I)	80	36,238
Cracker Barrel Old Country Store, Inc.	14	1,837
Darden Restaurants, Inc.	393	24,783
Domino's Pizza, Inc.	196	22,330
Dunkin' Brands Group, Inc.	452	17,791
Extended Stay America, Inc.	252	3,228
Hyatt Hotels Corp., Class A (I)	70	2,708
Marriott International, Inc., Class A	180	11,030
MGM Resorts International (I)	1,432	28,755
Norwegian Cruise Line Holdings, Ltd. (I)	336	15,244
Panera Bread Company, Class A (I)	140	27,160
Royal Caribbean Cruises, Ltd.	487	39,915
Six Flags Entertainment Corp.	266	13,372
Starwood Hotels & Resorts Worldwide, Inc.	518	32,240
Vail Resorts, Inc.	93	11,625
Wyndham Worldwide Corp.	532	34,527
Household durables 2.3%
D.R. Horton, Inc.	1,274	35,048
Garmin, Ltd.	406	14,283
Harman International Industries, Inc.	294	21,871
Jarden Corp. (I)	602	31,936
Leggett & Platt, Inc.	770	31,963
Lennar Corp., Class A	673	28,367
Lennar Corp., Class B	42	1,455
Mohawk Industries, Inc. (I)	224	37,276
Newell Rubbermaid, Inc.	988	38,315

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
NVR, Inc. (I)	23	$37,973
PulteGroup, Inc.	1,428	23,933
Tempur Sealy International, Inc. (I)	153	9,232
Toll Brothers, Inc. (I)	756	20,881
Whirlpool Corp.	357	47,977
Internet and catalog retail 0.7%
Expedia, Inc.	288	29,100
Liberty Interactive Corp., Series A (I)	1,883	49,071
Liberty Ventures, Series A (I)	440	17,305
TripAdvisor, Inc. (I)	322	21,497
Leisure products 0.6%
Brunswick Corp.	392	15,621
Hasbro, Inc.	434	32,238
Mattel, Inc.	1,474	40,668
Polaris Industries, Inc.	264	19,494
Media 2.0%
AMC Networks, Inc., Class A (I)	227	16,523
Cablevision Systems Corp., Class A	1,107	35,324
Charter Communications, Inc., Class A (I)	182	31,188
Cinemark Holdings, Inc.	574	16,927
Liberty Broadband Corp., Series A (I)	60	2,856
Liberty Broadband Corp., Series C (I)	182	8,554
Liberty Media Corp., Series A (I)	364	13,330
Liberty Media Corp., Series C (I)	350	12,457
Lions Gate Entertainment Corp.	308	8,054
Live Nation Entertainment, Inc. (I)	588	13,348
MSG Networks, Inc., Class A (I)	378	6,611
News Corp., Class A	1,348	17,484
News Corp., Class B	410	5,474
Scripps Networks Interactive, Inc., Class A	322	19,632
Starz, Class A (I)	196	5,572
TEGNA, Inc.	2,115	50,781
The Interpublic Group of Companies, Inc.	1,960	43,982
The Madison Square Garden Company, Class A (I)	110	16,949
Multiline retail 1.0%
Burlington Stores, Inc. (I)	228	12,250
Dillard's, Inc., Class A	168	11,829
Dollar Tree, Inc. (I)	896	72,863
Kohl's Corp.	770	38,308
Nordstrom, Inc.	602	29,558
Specialty retail 3.7%
Advance Auto Parts, Inc.	314	47,744
AutoNation, Inc. (I)	423	18,295
AutoZone, Inc. (I)	94	72,135
Bed Bath & Beyond, Inc. (I)	532	22,966
Best Buy Company, Inc.	1,008	28,153
CarMax, Inc. (I)	759	33,533
Dick's Sporting Goods, Inc.	578	22,588
Foot Locker, Inc.	575	38,847
GameStop Corp., Class A	742	19,448

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Mid Cap ETF

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
GNC Holdings, Inc., Class A	476	$13,333
Office Depot, Inc. (I)	1,824	9,394
Penske Automotive Group, Inc.	224	7,027
Restoration Hardware Holdings, Inc. (I)	98	6,039
Ross Stores, Inc.	1,535	86,359
Sally Beauty Holdings, Inc. (I)	592	16,316
Signet Jewelers, Ltd.	111	12,876
Staples, Inc.	1,809	16,136
The Gap, Inc.	234	5,784
The Michaels Companies, Inc. (I)	210	4,578
Tiffany & Company	336	21,450
Tractor Supply Company	446	39,386
Ulta Salon Cosmetics & Fragrance, Inc. (I)	210	38,046
Urban Outfitters, Inc. (I)	574	13,133
Williams-Sonoma, Inc.	476	24,590
Textiles, apparel and luxury goods 1.4%
Carter's, Inc.	266	25,861
Coach, Inc.	616	22,823
Columbia Sportswear Company	84	4,635
Hanesbrands, Inc.	1,484	45,366
Lululemon Athletica, Inc. (I)	336	20,856
Michael Kors Holdings, Ltd. (I)	378	15,082
PVH Corp.	266	19,519
Ralph Lauren Corp.	252	28,350
Skechers U.S.A., Inc., Class A (I)	209	5,892
Under Armour, Inc., Class A (I)	491	41,946
Consumer staples 5.8%		957,410
Beverages 1.2%
Brown-Forman Corp., Class A	23	2,445
Brown-Forman Corp., Class B	372	36,396
Coca-Cola Enterprises, Inc.	927	43,031
Dr. Pepper Snapple Group, Inc.	856	80,327
Molson Coors Brewing Company, Class B	476	43,068
Food and staples retailing 0.4%
Casey's General Stores, Inc.	128	15,455
Rite Aid Corp. (I)	3,287	25,606
Whole Foods Market, Inc.	772	22,627
Food products 3.2%
Blue Buffalo Pet Products, Inc. (I)	70	1,191
Bunge, Ltd.	480	29,765
Campbell Soup Company	535	30,179
ConAgra Foods, Inc.	1,267	52,758
Flowers Foods, Inc.	1,026	21,074
Hormel Foods Corp.	532	42,778
Ingredion, Inc.	518	52,173
Keurig Green Mountain, Inc. (I)	209	18,653
McCormick & Company, Inc.	448	39,411
Mead Johnson Nutrition Company	91	6,597
Pilgrim's Pride Corp.	350	7,763
Pinnacle Foods, Inc.	434	18,614

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (I)	140	$8,190
Seaboard Corp. (I)	1	2,877
The Hain Celestial Group, Inc. (I)	378	13,752
The Hershey Company	532	46,875
The J.M. Smucker Company	364	46,708
The WhiteWave Foods Company (I)	577	21,782
TreeHouse Foods, Inc. (I)	13	1,032
Tyson Foods, Inc., Class A	1,334	71,182
Household products 0.7%
Church & Dwight Company, Inc.	515	43,260
Spectrum Brands Holdings, Inc.	112	10,644
The Clorox Company	413	53,298
Personal products 0.3%
Coty, Inc., Class A	84	2,067
Edgewell Personal Care Company	392	29,012
Herbalife, Ltd. (I)	364	16,820
Energy 3.1%		513,807
Energy equipment and services 0.9%
Cameron International Corp. (I)	722	47,407
Core Laboratories NV	196	19,286
FMC Technologies, Inc. (I)	897	22,560
Helmerich & Payne, Inc.	518	26,314
Nabors Industries, Ltd.	1,726	12,703
Oceaneering International, Inc.	449	15,199
Transocean, Ltd.	384	4,001
Weatherford International PLC (I)	1,148	7,738
Oil, gas and consumable fuels 2.2%
Antero Resources Corp. (I)	42	1,141
Cabot Oil & Gas Corp.	1,138	23,614
Cheniere Energy Partners LP Holdings LLC	98	1,463
Cheniere Energy, Inc. (I)	308	9,255
Cimarex Energy Company	266	24,738
Columbia Pipeline Group, Inc.	940	17,437
Concho Resources, Inc. (I)	336	31,964
CONSOL Energy, Inc.	784	6,225
CVR Energy, Inc.	84	2,942
Diamondback Energy, Inc. (I)	154	11,635
Energen Corp.	564	19,892
EnLink Midstream LLC	141	1,784
EQT Corp.	519	32,043
Gulfport Energy Corp. (I)	266	7,860
HollyFrontier Corp.	798	27,906
Murphy Oil Corp.	830	16,276
Newfield Exploration Company (I)	896	26,047
ONEOK, Inc.	858	21,373
Range Resources Corp.	392	11,588
Southwestern Energy Company (I)	420	3,734
Targa Resources Corp.	126	2,831
Tesoro Corp.	490	42,753
Western Refining, Inc.	294	9,673

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Mid Cap ETF

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whiting Petroleum Corp. (I)	602	$4,425
Financials 19.5%		3,243,799
Banks 3.3%
Bank of the Ozarks, Inc.	158	7,006
BankUnited, Inc.	211	7,111
BOK Financial Corp.	140	7,001
CIT Group, Inc.	966	28,352
Citizens Financial Group, Inc.	960	20,400
Comerica, Inc.	827	28,366
Commerce Bancshares, Inc.	544	22,375
Cullen/Frost Bankers, Inc.	294	14,071
East West Bancorp, Inc.	728	23,602
Fifth Third Bancorp	1,974	31,189
First Niagara Financial Group, Inc.	354	3,466
First Republic Bank	644	43,792
Huntington Bancshares, Inc.	3,861	33,127
Investors Bancorp, Inc.	1,204	14,075
KeyCorp	3,462	38,636
M&T Bank Corp.	347	38,232
PacWest Bancorp	350	12,849
People's United Financial, Inc.	1,702	24,458
Prosperity Bancshares, Inc.	196	8,310
Regions Financial Corp.	4,645	37,717
Signature Bank (I)	238	33,163
SVB Financial Group (I)	266	26,951
Synovus Financial Corp.	414	12,639
Umpqua Holdings Corp.	574	8,312
Zions Bancorporation	1,082	24,540
Capital markets 1.7%
Affiliated Managers Group, Inc. (I)	210	28,180
Ameriprise Financial, Inc.	476	43,149
E*TRADE Financial Corp. (I)	1,236	29,120
Eaton Vance Corp.	812	23,272
Invesco, Ltd.	889	26,608
Legg Mason, Inc.	574	17,576
LPL Financial Holdings, Inc.	378	11,499
Northern Trust Corp.	438	27,191
Raymond James Financial, Inc.	644	28,214
SEI Investments Company	644	25,271
TD Ameritrade Holding Corp.	966	26,642
Consumer finance 0.5%
Ally Financial, Inc. (I)	1,559	24,710
Credit Acceptance Corp. (I)	34	6,085
LendingClub Corp. (I)	406	2,996
Navient Corp.	1,918	18,336
OneMain Holdings, Inc. (I)	182	4,810
Santander Consumer USA Holdings, Inc. (I)	532	5,559
SLM Corp. (I)	3,112	19,917
Diversified financial services 1.3%
CBOE Holdings, Inc.	396	26,382

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Diversified financial services (continued)
FactSet Research Systems, Inc.	238	$35,867
Leucadia National Corp.	1,162	19,243
MarketAxess Holdings, Inc.	28	3,254
Moody's Corp.	514	45,818
MSCI, Inc.	633	43,576
NASDAQ, Inc.	476	29,512
Voya Financial, Inc. (I)	574	17,553
Insurance 6.3%
Alleghany Corp. (I)	88	42,057
Allied World Assurance Company Holdings AG	560	20,490
American Financial Group, Inc.	532	37,761
AmTrust Financial Services, Inc.	154	8,807
Arch Capital Group, Ltd. (I)	476	32,154
Arthur J. Gallagher & Company	714	26,875
Assurant, Inc.	477	38,785
Assured Guaranty, Ltd.	1,204	28,631
Axis Capital Holdings, Ltd.	719	38,761
Brown & Brown, Inc.	784	23,716
Cincinnati Financial Corp.	582	33,541
CNA Financial Corp.	112	3,722
CNO Financial Group, Inc.	382	6,647
Endurance Specialty Holdings, Ltd.	160	9,909
Erie Indemnity Company, Class A, Class A	93	8,938
Everest Re Group, Ltd.	204	36,504
First American Financial Corp.	272	9,349
FNF Group	714	23,119
Lincoln National Corp.	840	33,146
Loews Corp.	494	18,283
Markel Corp. (I)	39	32,778
Old Republic International Corp.	1,526	27,590
PartnerRe, Ltd.	344	48,298
Principal Financial Group, Inc.	1,016	38,608
Reinsurance Group of America, Inc.	435	36,640
RenaissanceRe Holdings, Ltd.	294	33,119
StanCorp Financial Group, Inc.	113	12,957
Symetra Financial Corp.	154	4,931
The Hanover Insurance Group, Inc.	84	6,845
The Hartford Financial Services Group, Inc.	1,092	43,877
The Progressive Corp.	1,400	43,750
Torchmark Corp.	714	38,799
Unum Group	938	26,864
Validus Holdings, Ltd.	518	22,916
W.R. Berkley Corp.	746	37,412
White Mountains Insurance Group, Ltd.	27	19,253
Willis Towers Watson PLC	560	64,103
XL Group PLC	974	35,317
Real estate investment trusts 5.5%
Alexandria Real Estate Equities, Inc.	252	19,953
American Campus Communities, Inc.	378	15,952
Apartment Investment & Management Company, Class A	532	20,828
AvalonBay Communities, Inc.	230	39,443

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Brixmor Property Group, Inc.	490	$13,044
Camden Property Trust	308	23,500
Corrections Corp. of America	589	16,969
CubeSmart	434	13,580
DDR Corp.	1,022	17,486
Digital Realty Trust, Inc.	307	24,585
Douglas Emmett, Inc.	476	14,080
Duke Realty Corp.	1,180	23,753
Equinix, Inc.	176	54,660
Equity Commonwealth (I)	47	1,264
Equity LifeStyle Properties, Inc.	238	15,689
Essex Property Trust, Inc.	136	28,983
Extra Space Storage, Inc.	378	34,281
Federal Realty Investment Trust	210	31,674
Forest City Realty Trust, Inc. (I)	714	14,066
Four Corners Property Trust, Inc.	126	2,129
Gaming and Leisure Properties, Inc.	224	5,842
Highwoods Properties, Inc.	294	12,433
Hospitality Properties Trust	518	12,220
Host Hotels & Resorts, Inc.	1,527	21,149
Iron Mountain, Inc.	883	24,318
Kilroy Realty Corp.	308	17,208
Kimco Realty Corp.	862	23,438
Lamar Advertising Company, Class A	378	21,210
LaSalle Hotel Properties	280	6,205
Liberty Property Trust	507	14,865
Mid-America Apartment Communities, Inc.	238	22,329
National Retail Properties, Inc.	442	18,979
Omega Healthcare Investors, Inc.	532	16,870
Paramount Group, Inc.	294	4,822
Plum Creek Timber Company, Inc.	588	23,820
Realty Income Corp.	494	27,560
Regency Centers Corp.	322	23,310
RLJ Lodging Trust	322	5,889
Senior Housing Properties Trust	774	11,208
SL Green Realty Corp.	210	20,288
Spirit Realty Capital, Inc.	1,316	13,792
Sun Communities, Inc.	6	400
Taubman Centers, Inc.	210	14,918
The Macerich Company	322	25,106
UDR, Inc.	798	28,401
VEREIT, Inc.	1,310	10,100
Weingarten Realty Investors	406	14,165
Weyerhaeuser Company	981	25,123
WP Carey, Inc.	308	17,941
Real estate management and development 0.6%
CBRE Group, Inc., Class A (I)	1,106	30,935
Jones Lang LaSalle, Inc.	224	31,521
Realogy Holdings Corp. (I)	676	22,173
The Howard Hughes Corp. (I)	107	10,168
The RMR Group, Inc. (I)	16	334

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 0.3%
New York Community Bancorp, Inc.	2,199	$34,041
Radian Group, Inc.	504	5,070
TFS Financial Corp.	252	4,397
Health care 10.7%		1,775,160
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc. (I)	98	2,028
Alkermes PLC (I)	420	13,444
Alnylam Pharmaceuticals, Inc. (I)	118	8,135
Anacor Pharmaceuticals, Inc. (I)	51	3,832
BioMarin Pharmaceutical, Inc. (I)	321	23,760
Bluebird Bio, Inc. (I)	84	3,474
Cepheid, Inc. (I)	154	4,535
Incyte Corp. (I)	238	16,793
Intercept Pharmaceuticals, Inc. (I)	34	3,612
Intrexon Corp. (I)	98	2,856
Ionis Pharmaceuticals, Inc. (I)	294	11,445
Juno Therapeutics, Inc. (I)	112	3,089
Medivation, Inc. (I)	560	18,312
Neurocrine Biosciences, Inc. (I)	112	4,766
OPKO Health, Inc. (I)	756	6,078
Seattle Genetics, Inc. (I)	252	8,311
Ultragenyx Pharmaceutical, Inc. (I)	42	2,358
United Therapeutics Corp. (I)	266	32,766
Health care equipment and supplies 3.6%
ABIOMED, Inc. (I)	56	4,778
Alere, Inc. (I)	392	14,582
Align Technology, Inc. (I)	266	17,593
Boston Scientific Corp. (I)	3,159	55,377
C.R. Bard, Inc.	322	59,013
DENTSPLY International, Inc.	910	53,590
DexCom, Inc. (I)	154	10,977
Edwards Lifesciences Corp. (I)	812	63,507
Hologic, Inc. (I)	1,310	44,461
IDEXX Laboratories, Inc. (I)	532	37,314
ResMed, Inc.	736	41,731
Sirona Dental Systems, Inc. (I)	333	35,395
St. Jude Medical, Inc.	378	19,981
STERIS PLC	266	18,418
Teleflex, Inc.	232	31,480
The Cooper Companies, Inc.	238	31,214
Varian Medical Systems, Inc. (I)	561	43,270
West Pharmaceutical Services, Inc.	294	16,823
Health care providers and services 3.8%
Acadia Healthcare Company, Inc. (I)	210	12,816
AmerisourceBergen Corp.	568	50,870
Amsurg Corp. (I)	211	15,443
Brookdale Senior Living, Inc. (I)	910	14,815
Centene Corp. (I)	588	36,491
Community Health Systems, Inc. (I)	896	19,246
DaVita HealthCare Partners, Inc. (I)	924	62,019

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Mid Cap ETF

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Holdings, Inc. (I)	804	$17,768
Health Net, Inc. (I)	379	25,097
HealthSouth Corp.	268	9,592
Henry Schein, Inc. (I)	399	60,425
Laboratory Corp. of America Holdings (I)	475	53,366
MEDNAX, Inc. (I)	630	43,760
Molina Healthcare, Inc. (I)	140	7,687
Patterson Companies, Inc.	659	27,981
Premier, Inc., Class A (I)	84	2,683
Quest Diagnostics, Inc.	764	50,172
Team Health Holdings, Inc. (I)	294	12,016
Tenet Healthcare Corp. (I)	588	15,947
Universal Health Services, Inc., Class B	546	61,501
VCA, Inc. (I)	336	17,227
WellCare Health Plans, Inc. (I)	224	17,020
Health care technology 0.6%
athenahealth, Inc. (I)	139	19,710
Cerner Corp. (I)	1,078	62,535
IMS Health Holdings, Inc. (I)	308	7,121
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	700	26,355
Bio-Rad Laboratories, Inc., Class A (I)	126	16,079
Bio-Techne Corp.	17	1,406
Charles River Laboratories International, Inc. (I)	47	3,489
Mettler-Toledo International, Inc. (I)	116	36,291
PAREXEL International Corp. (I)	154	9,850
PerkinElmer, Inc.	704	34,017
Quintiles Transnational Holdings, Inc. (I)	210	12,774
Waters Corp. (I)	378	45,817
Pharmaceuticals 0.6%
Akorn, Inc. (I)	266	6,913
Catalent, Inc. (I)	266	6,259
Endo International PLC (I)	453	25,128
Horizon Pharma PLC (I)	294	5,145
Jazz Pharmaceuticals PLC (I)	190	24,461
Mallinckrodt PLC (I)	350	20,332
Zoetis, Inc.	196	8,438
Industrials 14.4%		2,400,629
Aerospace and defense 1.7%
B/E Aerospace, Inc.	490	19,821
Hexcel Corp.	477	19,738
Huntington Ingalls Industries, Inc.	266	34,016
L-3 Communications Holdings, Inc.	308	35,987
Orbital ATK, Inc.	306	27,610
Rockwell Collins, Inc.	574	46,425
Spirit AeroSystems Holdings, Inc., Class A (I)	476	20,182
Teledyne Technologies, Inc. (I)	138	11,213
Textron, Inc.	1,109	37,950
TransDigm Group, Inc. (I)	162	36,406

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Industrials (continued)
Air freight and logistics 0.4%
C.H. Robinson Worldwide, Inc.	602	$38,992
Expeditors International of Washington, Inc.	742	33,479
Airlines 0.6%
Alaska Air Group, Inc.	755	53,152
Allegiant Travel Company	5	802
JetBlue Airways Corp. (I)	1,702	36,270
Spirit Airlines, Inc. (I)	242	10,116
Building products 1.0%
Allegion PLC	378	22,892
AO Smith Corp.	336	23,470
Fortune Brands Home & Security, Inc.	658	31,972
Lennox International, Inc.	196	23,485
Masco Corp.	812	21,429
Owens Corning	616	28,453
USG Corp. (I)	336	6,011
Commercial services and supplies 1.8%
Cintas Corp.	403	34,626
Copart, Inc. (I)	770	25,803
KAR Auction Services, Inc.	714	23,862
Pitney Bowes, Inc.	932	18,249
R.R. Donnelley & Sons Company	145	2,026
Republic Services, Inc.	1,144	49,993
Rollins, Inc.	476	13,114
Stericycle, Inc. (I)	263	31,652
The ADT Corp.	1,051	31,089
Tyco International PLC	480	16,507
Waste Connections, Inc.	742	44,498
Construction and engineering 0.6%
AECOM (I)	546	14,982
Chicago Bridge & Iron Company NV	412	15,994
Fluor Corp.	655	29,403
Jacobs Engineering Group, Inc. (I)	533	20,910
Quanta Services, Inc. (I)	994	18,588
Electrical equipment 1.1%
Acuity Brands, Inc.	126	25,506
AMETEK, Inc.	970	45,639
Hubbell, Inc.	392	35,449
Rockwell Automation, Inc.	513	49,027
Sensata Technologies Holding NV (I)	588	21,580
SolarCity Corp. (I)	140	4,991
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	322	26,945
Roper Technologies, Inc.	336	59,025
Machinery 3.6%
AGCO Corp.	532	25,946
Allison Transmission Holdings, Inc.	798	18,984
Colfax Corp. (I)	294	6,509
Donaldson Company, Inc.	910	25,644
Dover Corp.	742	43,370
Flowserve Corp.	630	24,343

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Mid Cap ETF

	Shares	Value
Industrials (continued)
Machinery (continued)
Graco, Inc.	294	$21,368
IDEX Corp.	462	33,500
Ingersoll-Rand PLC	558	28,720
ITT Corp.	295	9,573
Lincoln Electric Holdings, Inc.	504	26,833
Nordson Corp.	280	16,920
Parker-Hannifin Corp.	616	59,851
Pentair PLC	616	29,026
Snap-on, Inc.	266	42,975
Stanley Black & Decker, Inc.	560	52,830
The Middleby Corp. (I)	224	20,241
The Toro Company	196	14,606
Trinity Industries, Inc.	924	19,792
WABCO Holdings, Inc. (I)	303	27,164
Wabtec Corp.	379	24,237
Xylem, Inc.	924	33,218
Marine 0.1%
Kirby Corp. (I)	308	15,600
Professional services 1.2%
Equifax, Inc.	504	53,323
IHS, Inc., Class A (I)	224	23,435
ManpowerGroup, Inc.	430	32,831
Robert Half International, Inc.	686	30,026
The Dun & Bradstreet Corp.	194	19,093
TransUnion (I)	70	1,732
Verisk Analytics, Inc. (I)	406	29,638
Road and rail 0.9%
AMERCO	39	14,299
Avis Budget Group, Inc. (I)	434	11,401
Genesee & Wyoming, Inc., Class A (I)	238	11,800
Hertz Global Holdings, Inc. (I)	2,094	19,014
J.B. Hunt Transport Services, Inc.	392	28,498
Kansas City Southern	386	27,360
Old Dominion Freight Line, Inc. (I)	378	20,726
Ryder Systems, Inc.	406	21,587
Trading companies and distributors 0.8%
Fastenal Company	910	36,910
HD Supply Holdings, Inc. (I)	588	15,447
MSC Industrial Direct Company, Inc., Class A	137	8,879
United Rentals, Inc. (I)	470	22,518
W.W. Grainger, Inc.	224	44,059
Watsco, Inc.	91	10,575
Transportation infrastructure 0.1%
Macquarie Infrastructure Company LLC	252	16,899
Information technology 16.9%		2,813,432
Communications equipment 1.4%
Arista Networks, Inc. (I)	126	7,564
ARRIS International PLC (I)	728	18,542
Brocade Communications Systems, Inc.	2,804	22,376
Commscope Holding Company, Inc. (I)	700	15,694

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
Communications equipment (continued)
EchoStar Corp., Class A (I)	140	$4,918
F5 Networks, Inc. (I)	345	32,354
Harris Corp.	573	49,834
Juniper Networks, Inc.	1,068	25,205
Motorola Solutions, Inc.	490	32,717
NetScout Systems, Inc. (I)	45	970
Palo Alto Networks, Inc. (I)	119	17,789
Electronic equipment, instruments and components 2.2%
Amphenol Corp., Class A	1,167	57,848
Arrow Electronics, Inc. (I)	819	42,260
Avnet, Inc.	854	34,092
CDW Corp.	686	26,377
Fitbit, Inc., Class A (I)	98	1,627
Flextronics International, Ltd. (I)	5,157	54,045
FLIR Systems, Inc.	756	22,105
Ingram Micro, Inc., Class A	1,100	31,020
IPG Photonics Corp. (I)	154	12,448
Jabil Circuit, Inc.	1,275	25,385
Keysight Technologies, Inc. (I)	704	16,474
National Instruments Corp.	392	11,172
SYNNEX Corp.	27	2,267
Trimble Navigation, Ltd. (I)	742	14,313
Zebra Technologies Corp., Class A (I)	168	10,147
Internet software and services 0.9%
Akamai Technologies, Inc. (I)	690	31,478
CoStar Group, Inc. (I)	89	15,608
GoDaddy, Inc., Class A (I)	28	854
InterActiveCorp	536	27,840
j2 Global, Inc.	72	5,221
MercadoLibre, Inc.	154	15,129
Pandora Media, Inc. (I)	24	233
Rackspace Hosting, Inc. (I)	714	14,430
VeriSign, Inc. (I)	485	36,666
Zillow Group, Inc., Class A (I)	84	1,820
IT services 4.4%
Alliance Data Systems Corp. (I)	210	41,956
Amdocs, Ltd.	843	46,146
Black Knight Financial Services, Inc. (I)	28	845
Booz Allen Hamilton Holding Corp.	364	10,298
Broadridge Financial Solutions, Inc.	742	39,742
Computer Sciences Corp.	720	23,090
CSRA, Inc.	720	19,282
DST Systems, Inc.	266	28,039
EPAM Systems, Inc. (I)	19	1,423
Euronet Worldwide, Inc. (I)	38	3,031
Fidelity National Information Services, Inc.	910	54,354
Fiserv, Inc. (I)	920	86,995
FleetCor Technologies, Inc. (I)	210	25,796
Gartner, Inc. (I)	434	38,144
Genpact, Ltd. (I)	980	23,442
Global Payments, Inc.	924	54,470

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
IT services (continued)
Jack Henry & Associates, Inc.	462	$37,505
Leidos Holdings, Inc.	99	4,566
MAXIMUS, Inc.	224	11,955
Sabre Corp.	406	10,398
Syntel, Inc. (I)	185	8,758
Teradata Corp. (I)	952	23,172
The Western Union Company	1,432	25,547
Total System Services, Inc.	675	27,108
Vantiv, Inc., Class A (I)	633	29,783
VeriFone Systems, Inc. (I)	364	8,514
WEX, Inc. (I)	196	14,232
Xerox Corp.	3,686	35,939
Semiconductors and semiconductor equipment 3.1%
Analog Devices, Inc.	1,016	54,722
Cavium, Inc. (I)	112	6,470
Cypress Semiconductor Corp. (I)	448	3,521
First Solar, Inc. (I)	238	16,341
Integrated Device Technology, Inc. (I)	120	3,058
KLA-Tencor Corp.	848	56,808
Lam Research Corp.	616	44,223
Linear Technology Corp.	798	34,099
Marvell Technology Group, Ltd.	2,115	18,718
Maxim Integrated Products, Inc.	1,162	38,811
Microchip Technology, Inc.	728	32,622
NVIDIA Corp.	1,653	48,416
ON Semiconductor Corp. (I)	2,963	25,363
Qorvo, Inc. (I)	406	16,078
Skyworks Solutions, Inc.	715	49,278
Teradyne, Inc.	1,264	24,560
Xilinx, Inc.	980	49,265
Software 3.7%
Activision Blizzard, Inc.	1,151	40,078
ANSYS, Inc. (I)	417	36,775
Autodesk, Inc. (I)	784	36,707
CA, Inc.	1,302	37,406
Cadence Design Systems, Inc. (I)	1,428	27,932
CDK Global, Inc.	758	33,390
Citrix Systems, Inc. (I)	618	43,544
Electronic Arts, Inc. (I)	869	56,090
FireEye, Inc. (I)	322	4,537
Fortinet, Inc. (I)	532	14,970
Guidewire Software, Inc. (I)	112	6,164
Manhattan Associates, Inc. (I)	174	10,031
NetSuite, Inc. (I)	98	6,798
Nuance Communications, Inc. (I)	1,176	20,733
PTC, Inc. (I)	589	17,440
Red Hat, Inc. (I)	490	34,325
ServiceNow, Inc. (I)	220	13,686
Solera Holdings, Inc.	117	6,348
Splunk, Inc. (I)	308	14,257
SS&C Technologies Holdings, Inc.	340	21,859

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

	Shares	Value
Information technology (continued)
Software (continued)
Symantec Corp.	2,118	$42,021
Synopsys, Inc. (I)	958	41,098
Tableau Software, Inc., Class A (I)	112	8,987
The Ultimate Software Group, Inc. (I)	112	19,671
Tyler Technologies, Inc. (I)	119	18,690
Workday, Inc., Class A (I)	168	10,586
Technology hardware, storage and peripherals 1.2%
NCR Corp. (I)	998	21,297
NetApp, Inc.	953	20,899
SanDisk Corp.	808	57,126
Seagate Technology PLC	1,394	40,496
Western Digital Corp.	1,121	53,786
Materials 5.7%		951,809
Chemicals 2.6%
Airgas, Inc.	330	46,200
Albemarle Corp.	424	22,319
Ashland, Inc.	373	35,345
Axalta Coating Systems, Ltd. (I)	392	9,334
Celanese Corp., Series A	546	34,764
CF Industries Holdings, Inc.	1,114	33,420
Eastman Chemical Company	596	36,481
FMC Corp.	546	19,503
Huntsman Corp.	1,310	11,305
International Flavors & Fragrances, Inc.	266	31,111
NewMarket Corp.	50	18,964
Platform Specialty Products Corp. (I)	364	2,777
RPM International, Inc.	718	28,182
The Mosaic Company	714	17,207
The Scotts Miracle-Gro Company, Class A	253	17,376
The Valspar Corp.	420	32,899
W.R. Grace & Company (I)	336	27,330
Westlake Chemical Corp.	154	7,004
Construction materials 0.5%
Eagle Materials, Inc.	182	9,744
Martin Marietta Materials, Inc.	210	26,372
Vulcan Materials Company	504	44,453
Containers and packaging 1.9%
AptarGroup, Inc.	392	28,577
Avery Dennison Corp.	546	33,246
Ball Corp.	574	38,360
Bemis Company, Inc.	854	40,881
Berry Plastics Group, Inc. (I)	238	7,402
Crown Holdings, Inc. (I)	631	28,950
Graphic Packaging Holding Company	1,828	20,766
Owens-Illinois, Inc. (I)	998	12,914
Packaging Corp. of America	713	36,242
Sealed Air Corp.	872	35,342
Sonoco Products Company	827	32,675
WestRock Company	336	11,854

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Mid Cap ETF

	Shares	Value
Materials (continued)
Metals and mining 0.7%
Alcoa, Inc.	2,353	$17,153
Newmont Mining Corp.	914	18,243
Nucor Corp.	722	28,209
Reliance Steel & Aluminum Company	448	25,509
Steel Dynamics, Inc.	1,275	23,396
Telecommunication services 0.6%		98,192
Diversified telecommunication services 0.3%
Frontier Communications Corp.	5,319	24,201
Level 3 Communications, Inc. (I)	550	26,846
Zayo Group Holdings, Inc. (I)	182	4,554
Wireless telecommunication services 0.3%
SBA Communications Corp., Class A (I)	429	42,591
Utilities 6.8%		1,125,484
Electric utilities 2.4%
Entergy Corp.	728	51,382
Eversource Energy	919	49,442
FirstEnergy Corp.	1,064	35,176
Great Plains Energy, Inc.	815	22,722
ITC Holdings Corp.	658	26,254
OGE Energy Corp.	1,064	27,909
Pepco Holdings, Inc.	1,274	33,990
Pinnacle West Capital Corp.	755	50,064
Westar Energy, Inc.	743	32,365
Xcel Energy, Inc.	2,052	78,427
Gas utilities 1.0%
AGL Resources, Inc.	674	42,839
Atmos Energy Corp.	532	36,825
National Fuel Gas Company	364	16,500
Piedmont Natural Gas Company, Inc.	52	3,080
Questar Corp.	1,219	24,855
UGI Corp.	1,106	37,604
Independent power and renewable electricity producers 0.4%
AES Corp.	2,985	28,358
Calpine Corp. (I)	1,403	21,480
NRG Energy, Inc.	1,120	11,917
Multi-utilities 2.6%
Alliant Energy Corp.	617	40,315
Ameren Corp.	924	41,506
CenterPoint Energy, Inc.	1,795	32,077
CMS Energy Corp.	1,192	46,345
DTE Energy Company	770	65,458
MDU Resources Group, Inc.	1,236	20,864
NiSource, Inc.	2,619	55,025
SCANA Corp.	700	44,065
TECO Energy, Inc.	1,296	35,148
Vectren Corp.	96	4,017
WEC Energy Group, Inc.	798	44,074
Water utilities 0.4%
American Water Works Company, Inc.	686	44,528

16SEE NOTES TO FUND'S INVESTMENTS

Multifactor Mid Cap ETF

			Shares	Value
Utilities (continued)
Water utilities (continued)
Aqua America, Inc.			662	$20,873
	Yield (%)		Shares	Value
Short-term investments 0.3%
(Cost $53,915)
Money market funds 0.3%				$53,915
State Street Institutional Liquid Reserves Fund	0.3585(Y	)	53,915	53,915
Total investments (Cost $17,718,821)† 100.3%				$16,681,928
Other assets and liabilities, net (0.3%)				($52,822)
Total net assets 100.0%				$16,629,106

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $17,718,821. Net unrealized depreciation aggregated $1,036,893, of which $433,166 related to appreciated investment securities and $1,470,059 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	840Q3	01/16
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF.		3/16

John Hancock

Multifactor Large Cap ETF

Quarterly portfolio holdings 1/31/16

Fund's investmentsMultifactor Large Cap ETF

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 100.2%		$19,918,538
(Cost $20,690,621)
Consumer discretionary 14.9%		2,968,737
Auto components 0.6%
Autoliv, Inc.	192	19,734
BorgWarner, Inc.	456	13,388
Delphi Automotive PLC	556	36,107
Gentex Corp.	96	1,314
Johnson Controls, Inc.	847	30,382
Lear Corp.	184	19,105
The Goodyear Tire & Rubber Company	432	12,273
Automobiles 0.4%
Ford Motor Company	2,998	35,796
General Motors Company	704	20,867
Harley-Davidson, Inc.	544	21,760
Tesla Motors, Inc. (I)	43	8,222
Distributors 0.2%
Genuine Parts Company	408	35,157
LKQ Corp. (I)	432	11,837
Diversified consumer services 0.2%
H&R Block, Inc.	848	28,874
Service Corp. International	198	4,790
ServiceMaster Global Holdings, Inc. (I)	80	3,377
Hotels, restaurants and leisure 2.0%
ARAMARK	224	7,157
Carnival Corp.	506	24,354
Chipotle Mexican Grill, Inc. (I)	50	22,649
Darden Restaurants, Inc.	256	16,143
Domino's Pizza, Inc.	32	3,646
Dunkin' Brands Group, Inc.	144	5,668
Hilton Worldwide Holdings, Inc.	224	3,989
Las Vegas Sands Corp.	224	10,102
Marriott International, Inc., Class A	400	24,512
McDonald's Corp.	889	110,040
MGM Resorts International (I)	738	14,819
Norwegian Cruise Line Holdings, Ltd. (I)	128	5,807
Royal Caribbean Cruises, Ltd.	304	24,916
Starbucks Corp.	864	52,505
Starwood Hotels & Resorts Worldwide, Inc.	362	22,531
Wyndham Worldwide Corp.	288	18,691
Wynn Resorts, Ltd.	96	6,465
Yum! Brands, Inc.	454	32,856
Household durables 1.0%
D.R. Horton, Inc.	730	20,082
Garmin, Ltd.	240	8,443
Harman International Industries, Inc.	80	5,951
Jarden Corp. (I)	320	16,976
Leggett & Platt, Inc.	272	11,291
Lennar Corp., Class A	272	11,465
Lennar Corp., Class B	16	554
Mohawk Industries, Inc. (I)	150	24,962

2SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Newell Rubbermaid, Inc.	654	$25,362
NVR, Inc. (I)	14	23,114
PulteGroup, Inc.	416	6,972
Toll Brothers, Inc. (I)	288	7,955
Whirlpool Corp.	215	28,894
Internet and catalog retail 1.3%
Amazon.com, Inc. (I)	201	117,987
Expedia, Inc.	248	25,058
Liberty Interactive Corp., Series A (I)	1,224	31,897
Liberty Ventures, Series A (I)	96	3,776
Netflix, Inc. (I)	224	20,572
The Priceline Group, Inc. (I)	42	44,729
TripAdvisor, Inc. (I)	144	9,613
Leisure products 0.3%
Hasbro, Inc.	304	22,581
Mattel, Inc.	872	24,058
Polaris Industries, Inc.	112	8,270
Media 3.5%
AMC Networks, Inc., Class A (I)	29	2,111
Cablevision Systems Corp., Class A	80	2,553
CBS Corp., Class B	583	27,693
Charter Communications, Inc., Class A (I)	138	23,648
Comcast Corp., Class A	2,370	132,033
Discovery Communications, Inc., Series A (I)	592	16,333
Discovery Communications, Inc., Series C (I)	144	3,918
DISH Network Corp., Class A (I)	399	19,260
Liberty Broadband Corp., Series A (I)	16	762
Liberty Broadband Corp., Series C (I)	32	1,504
Liberty Global PLC, Class A (I)	448	15,416
Liberty Global PLC, Series C (I)	472	15,722
Liberty Media Corp., Series A (I)	288	10,547
Liberty Media Corp., Series C (I)	112	3,986
Lions Gate Entertainment Corp.	32	837
Live Nation Entertainment, Inc. (I)	168	3,814
MSG Networks, Inc., Class A (I)	48	840
News Corp., Class A	240	3,113
News Corp., Class B	64	854
Omnicom Group, Inc.	728	53,399
Scripps Networks Interactive, Inc., Class A	192	11,706
Sirius XM Holdings, Inc. (I)	3,356	12,417
TEGNA, Inc.	528	12,677
The Interpublic Group of Companies, Inc.	1,018	22,844
The Madison Square Garden Company, Class A (I)	16	2,465
The Walt Disney Company	1,167	111,822
Time Warner Cable, Inc.	316	57,515
Time Warner, Inc.	759	53,464
Twenty-First Century Fox, Inc., Class A	1,084	29,235
Twenty-First Century Fox, Inc., Class B	518	14,038
Viacom, Inc., Class A	16	777
Viacom, Inc., Class B	512	23,368

SEE NOTES TO FUND'S INVESTMENTS3

Multifactor Large Cap ETF

	Shares	Value
Consumer discretionary (continued)
Multiline retail 1.1%
Dollar General Corp.	512	$38,431
Dollar Tree, Inc. (I)	472	38,383
Kohl's Corp.	542	26,965
Macy's, Inc.	944	38,147
Nordstrom, Inc.	479	23,519
Target Corp.	694	50,259
Specialty retail 3.3%
Advance Auto Parts, Inc.	231	35,124
AutoNation, Inc. (I)	144	6,228
AutoZone, Inc. (I)	64	49,113
Bed Bath & Beyond, Inc. (I)	432	18,649
Best Buy Company, Inc.	630	17,596
CarMax, Inc. (I)	400	17,672
Dick's Sporting Goods, Inc.	192	7,503
Foot Locker, Inc.	254	17,160
L Brands, Inc.	288	27,691
Lowe's Companies, Inc.	1,030	73,810
O'Reilly Automotive, Inc. (I)	171	44,614
Office Depot, Inc. (I)	224	1,154
Ross Stores, Inc.	1,291	72,632
Signet Jewelers, Ltd.	32	3,712
Staples, Inc.	1,217	10,856
The Gap, Inc.	624	15,425
The Home Depot, Inc.	1,016	127,772
The Michaels Companies, Inc. (I)	48	1,046
The TJX Companies, Inc.	672	47,873
Tiffany & Company	271	17,301
Tractor Supply Company	240	21,194
Ulta Salon Cosmetics & Fragrance, Inc. (I)	90	16,305
Williams-Sonoma, Inc.	176	9,092
Textiles, apparel and luxury goods 1.0%
Carter's, Inc.	32	3,111
Coach, Inc.	464	17,191
Hanesbrands, Inc.	576	17,608
lululemon athletica, Inc. (I)	144	8,938
Michael Kors Holdings, Ltd. (I)	184	7,342
NIKE, Inc., Class B	1,136	70,443
PVH Corp.	121	8,879
Ralph Lauren Corp.	144	16,200
Skechers U.S.A., Inc., Class A (I)	48	1,353
Under Armour, Inc., Class A (I)	203	17,342
VF Corp.	384	24,038
Consumer staples 9.6%		1,909,674
Beverages 2.0%
Brown-Forman Corp., Class A	32	3,401
Brown-Forman Corp., Class B	208	20,351
Coca-Cola Enterprises, Inc.	608	28,223
Constellation Brands, Inc., Class A	224	34,156
Dr. Pepper Snapple Group, Inc.	480	45,043
Molson Coors Brewing Company, Class B	288	26,058

4SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Consumer staples (continued)
Beverages (continued)
Monster Beverage Corp. (I)	32	$4,321
PepsiCo, Inc.	1,231	122,238
The Coca-Cola Company	2,734	117,343
Food and staples retailing 2.2%
Costco Wholesale Corp.	334	50,474
CVS Health Corp.	970	93,692
Rite Aid Corp. (I)	990	7,712
Sysco Corp.	1,151	45,821
The Kroger Company	1,649	63,998
Wal-Mart Stores, Inc.	1,578	104,716
Walgreens Boots Alliance, Inc.	661	52,695
Whole Foods Market, Inc.	534	15,652
Food products 2.4%
Archer-Daniels-Midland Company	656	23,190
Blue Buffalo Pet Products, Inc. (I)	16	272
Bunge, Ltd.	336	20,835
Campbell Soup Company	384	21,661
ConAgra Foods, Inc.	970	40,391
Flowers Foods, Inc.	96	1,972
General Mills, Inc.	803	45,378
Hormel Foods Corp.	352	28,304
Ingredion, Inc.	176	17,727
Kellogg Company	376	27,613
Keurig Green Mountain, Inc. (I)	176	15,708
McCormick & Company, Inc.	284	24,983
Mead Johnson Nutrition Company	316	22,907
Mondelez International, Inc., Class A	1,521	65,555
Pilgrim's Pride Corp. (I)	80	1,774
Pinnacle Foods, Inc.	80	3,431
The Hain Celestial Group, Inc. (I)	80	2,910
The Hershey Company	396	34,892
The J.M. Smucker Company	192	24,637
The Kraft Heinz Company	80	6,245
The WhiteWave Foods Company (I)	176	6,644
Tyson Foods, Inc., Class A	680	36,285
Household products 1.6%
Church & Dwight Company, Inc.	252	21,168
Colgate-Palmolive Company	784	52,944
Kimberly-Clark Corp.	393	50,469
Spectrum Brands Holdings, Inc.	16	1,521
The Clorox Company	297	38,328
The Procter & Gamble Company	1,995	162,972
Personal products 0.2%
Coty, Inc., Class A	32	788
Edgewell Personal Care Company	176	13,026
Herbalife, Ltd. (I)	32	1,479
The Estee Lauder Companies, Inc., Class A	332	28,303
Tobacco 1.2%
Altria Group, Inc.	1,672	102,176
Philip Morris International, Inc.	988	88,930

SEE NOTES TO FUND'S INVESTMENTS5

Multifactor Large Cap ETF

	Shares	Value
Consumer staples (continued)
Tobacco (continued)
Reynolds American, Inc.	768	$38,362
Energy 5.4%		1,070,161
Energy equipment and services 0.8%
Baker Hughes, Inc.	357	15,533
Cameron International Corp. (I)	390	25,607
Ensco PLC, Class A	160	1,565
FMC Technologies, Inc. (I)	448	11,267
Halliburton Company	616	19,583
Helmerich & Payne, Inc.	208	10,566
National Oilwell Varco, Inc.	400	13,016
Oceaneering International, Inc.	176	5,958
Schlumberger, Ltd.	704	50,878
Transocean, Ltd.	262	2,730
Weatherford International PLC (I)	988	6,659
Oil, gas and consumable fuels 4.6%
Anadarko Petroleum Corp.	352	13,760
Antero Resources Corp. (I)	16	435
Apache Corp.	440	18,718
Cabot Oil & Gas Corp.	528	10,956
Cheniere Energy Partners LP Holdings LLC	32	478
Cheniere Energy, Inc. (I)	176	5,289
Chesapeake Energy Corp.	1,345	4,560
Chevron Corp.	1,571	135,844
Cimarex Energy Company	169	15,717
Columbia Pipeline Group, Inc.	128	2,374
Concho Resources, Inc. (I)	142	13,508
ConocoPhillips	1,269	49,593
Continental Resources, Inc. (I)	128	2,702
Devon Energy Corp.	368	10,267
EOG Resources, Inc.	352	24,999
EQT Corp.	224	13,830
Exxon Mobil Corp.	3,418	266,091
Hess Corp.	400	17,000
HollyFrontier Corp.	400	13,988
Kinder Morgan, Inc.	640	10,528
Marathon Oil Corp.	982	9,555
Marathon Petroleum Corp.	726	30,340
Murphy Oil Corp.	496	9,727
Newfield Exploration Company (I)	208	6,047
Noble Energy, Inc.	344	11,135
Occidental Petroleum Corp.	496	34,140
ONEOK, Inc.	576	14,348
Phillips 66	364	29,175
Pioneer Natural Resources Company	119	14,750
Range Resources Corp.	176	5,203
Southwestern Energy Company (I)	448	3,983
Spectra Energy Corp.	592	16,250
Tesoro Corp.	256	22,336
The Williams Companies, Inc.	806	15,556
Valero Energy Corp.	790	53,617

6SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Financials 16.4%		$3,266,930
Banks 4.4%
Bank of America Corp.	6,373	90,114
BB&T Corp.	743	24,266
CIT Group, Inc.	400	11,740
Citigroup, Inc.	1,726	73,493
Citizens Financial Group, Inc.	304	6,460
Comerica, Inc.	368	12,622
East West Bancorp, Inc.	216	7,003
Fifth Third Bancorp	1,770	27,966
First Republic Bank	239	16,252
Huntington Bancshares, Inc.	1,734	14,878
JPMorgan Chase & Co.	2,968	176,596
KeyCorp	1,891	21,104
M&T Bank Corp.	284	31,291
People's United Financial, Inc.	528	7,587
Regions Financial Corp.	2,712	22,021
Signature Bank (I)	64	8,918
SunTrust Banks, Inc.	1,008	36,873
SVB Financial Group (I)	64	6,484
The PNC Financial Services Group, Inc.	432	37,433
U.S. Bancorp	1,485	59,489
Wells Fargo & Company	3,590	180,326
Zions Bancorporation	320	7,258
Capital markets 2.1%
Affiliated Managers Group, Inc. (I)	102	13,687
Ameriprise Financial, Inc.	455	41,246
BlackRock, Inc.	83	26,084
E*TRADE Financial Corp. (I)	336	7,916
Franklin Resources, Inc.	448	15,528
Invesco, Ltd.	726	21,729
Legg Mason, Inc.	230	7,043
Morgan Stanley	1,072	27,743
Northern Trust Corp.	415	25,763
Raymond James Financial, Inc.	230	10,076
SEI Investments Company	336	13,185
State Street Corp.	472	26,305
T. Rowe Price Group, Inc.	448	31,786
TD Ameritrade Holding Corp.	640	17,651
The Bank of New York Mellon Corp.	1,094	39,625
The Charles Schwab Corp.	992	25,326
The Goldman Sachs Group, Inc.	368	59,454
Consumer finance 0.7%
Ally Financial, Inc. (I)	576	9,130
American Express Company	816	43,656
Capital One Financial Corp.	652	42,784
Discover Financial Services	744	34,068
LendingClub Corp. (I)	96	708
Navient Corp.	416	3,977
OneMain Holdings, Inc. (I)	32	846
Santander Consumer USA Holdings, Inc. (I)	144	1,505
Synchrony Financial (I)	81	2,302

SEE NOTES TO FUND'S INVESTMENTS7

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Diversified financial services 1.7%
Berkshire Hathaway, Inc., Class B (I)	1,210	$157,022
CBOE Holdings, Inc.	64	4,264
CME Group, Inc.	358	32,166
FactSet Research Systems, Inc.	74	11,152
Intercontinental Exchange, Inc.	108	28,490
Leucadia National Corp.	545	9,025
McGraw Hill Financial, Inc.	395	33,583
Moody's Corp.	400	35,656
MSCI, Inc.	192	13,217
NASDAQ, Inc.	256	15,872
Voya Financial, Inc. (I)	256	7,828
Insurance 4.1%
Aflac, Inc.	496	28,748
Alleghany Corp. (I)	29	13,860
American Financial Group, Inc.	224	15,900
American International Group, Inc.	848	47,895
AmTrust Financial Services, Inc.	16	915
Aon PLC	366	32,146
Arch Capital Group, Ltd. (I)	256	17,293
Arthur J. Gallagher & Company	240	9,034
Assurant, Inc.	32	2,602
Axis Capital Holdings, Ltd.	256	13,801
Brown & Brown, Inc.	208	6,292
Chubb, Ltd.	581	65,670
Cincinnati Financial Corp.	304	17,520
CNA Financial Corp.	72	2,393
Everest Re Group, Ltd.	112	20,041
FNF Group	256	8,289
Lincoln National Corp.	576	22,729
Loews Corp.	634	23,464
Markel Corp. (I)	20	16,809
Marsh & McLennan Companies, Inc.	510	27,198
MetLife, Inc.	598	26,701
PartnerRe, Ltd.	136	19,094
Principal Financial Group, Inc.	688	26,144
Prudential Financial, Inc.	480	33,638
Reinsurance Group of America, Inc.	176	14,824
RenaissanceRe Holdings, Ltd.	25	2,816
StanCorp Financial Group, Inc.	25	2,867
The Allstate Corp.	688	41,693
The Hartford Financial Services Group, Inc.	1,217	48,899
The Progressive Corp.	1,158	36,188
The Travelers Companies, Inc.	633	67,756
Torchmark Corp.	272	14,780
Unum Group	636	18,215
W.R. Berkley Corp.	304	15,246
Willis Towers Watson PLC	214	24,497
XL Group PLC	552	20,016
Real estate investment trusts 3.2%
Alexandria Real Estate Equities, Inc.	85	6,730
American Tower Corp.	331	31,227

8SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Apartment Investment & Management Company, Class A	176	$6,890
AvalonBay Communities, Inc.	166	28,467
Boston Properties, Inc.	200	23,242
Brixmor Property Group, Inc.	128	3,407
Camden Property Trust	112	8,546
Crown Castle International Corp.	332	28,618
DDR Corp.	420	7,186
Digital Realty Trust, Inc.	160	12,813
Duke Realty Corp.	416	8,374
Equinix, Inc.	80	24,846
Equity LifeStyle Properties, Inc.	32	2,109
Equity Residential	381	29,371
Essex Property Trust, Inc.	69	14,705
Extra Space Storage, Inc.	128	11,608
Federal Realty Investment Trust	96	14,480
Forest City Realty Trust, Inc. (I)	128	2,522
Four Corners Property Trust, Inc.	84	1,420
General Growth Properties, Inc.	608	17,048
HCP, Inc.	520	18,689
Host Hotels & Resorts, Inc.	1,014	14,044
Iron Mountain, Inc.	368	10,135
Kilroy Realty Corp.	96	5,364
Kimco Realty Corp.	560	15,226
Lamar Advertising Company, Class A	32	1,796
Liberty Property Trust	176	5,160
Mid-America Apartment Communities, Inc.	64	6,004
National Retail Properties, Inc.	80	3,435
Omega Healthcare Investors, Inc.	96	3,044
Plum Creek Timber Company, Inc.	304	12,315
Prologis, Inc.	528	20,840
Public Storage	149	37,780
Realty Income Corp.	272	15,175
Regency Centers Corp.	128	9,266
Simon Property Group, Inc.	224	41,727
SL Green Realty Corp.	128	12,366
Spirit Realty Capital, Inc.	112	1,174
The Macerich Company	192	14,970
UDR, Inc.	316	11,246
Ventas, Inc.	352	19,473
Vornado Realty Trust	256	22,646
Welltower, Inc.	352	21,901
Weyerhaeuser Company	1,096	28,069
WP Carey, Inc.	80	4,660
Real estate management and development 0.1%
CBRE Group, Inc., Class A (I)	512	14,321
Jones Lang LaSalle, Inc.	64	9,006
Realogy Holdings Corp. (I)	144	4,723
The Howard Hughes Corp. (I)	23	2,186
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	824	12,756
TFS Financial Corp.	16	279

SEE NOTES TO FUND'S INVESTMENTS9

Multifactor Large Cap ETF

	Shares	Value
Health care 13.6%		$2,706,570
Biotechnology 2.2%
AbbVie, Inc.	728	39,967
Alexion Pharmaceuticals, Inc. (I)	160	23,349
Alkermes PLC (I)	128	4,097
Alnylam Pharmaceuticals, Inc. (I)	48	3,309
Amgen, Inc.	560	85,529
Anacor Pharmaceuticals, Inc. (I)	6	451
Baxalta, Inc.	128	5,121
Biogen, Inc. (I)	186	50,789
BioMarin Pharmaceutical, Inc. (I)	144	10,659
Bluebird Bio, Inc. (I)	16	662
Celgene Corp. (I)	504	50,561
Gilead Sciences, Inc.	1,138	94,454
Incyte Corp. (I)	153	10,796
Intercept Pharmaceuticals, Inc. (I)	6	637
Intrexon Corp. (I)	16	466
Ionis Pharmaceuticals, Inc. (I)	80	3,114
Medivation, Inc. (I)	160	5,232
OPKO Health, Inc. (I)	144	1,158
Regeneron Pharmaceuticals, Inc. (I)	64	26,886
Seattle Genetics, Inc. (I)	32	1,055
United Therapeutics Corp. (I)	55	6,775
Vertex Pharmaceuticals, Inc. (I)	192	17,424
Health care equipment and supplies 2.9%
Abbott Laboratories	1,476	55,867
Baxter International, Inc.	1,331	48,715
Becton, Dickinson and Company	288	41,867
Boston Scientific Corp. (I)	2,251	39,460
C.R. Bard, Inc.	202	37,021
DENTSPLY International, Inc.	320	18,845
DexCom, Inc. (I)	16	1,140
Edwards Lifesciences Corp. (I)	368	28,781
Hologic, Inc. (I)	512	17,377
IDEXX Laboratories, Inc. (I)	208	14,589
Intuitive Surgical, Inc. (I)	55	29,747
Medtronic PLC	948	71,972
ResMed, Inc.	240	13,608
Sirona Dental Systems, Inc. (I)	48	5,102
St. Jude Medical, Inc.	640	33,830
Stryker Corp.	347	34,405
Teleflex, Inc.	32	4,342
The Cooper Companies, Inc.	73	9,574
Varian Medical Systems, Inc. (I)	285	21,982
Zimmer Biomet Holdings, Inc.	410	40,697
Health care providers and services 3.5%
Acadia Healthcare Company, Inc. (I)	32	1,953
Aetna, Inc.	626	63,752
AmerisourceBergen Corp.	336	30,092
Anthem, Inc.	400	52,196
Brookdale Senior Living, Inc. (I)	128	2,084
Cardinal Health, Inc.	406	33,036
Centene Corp. (I)	128	7,944

10SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Cigna Corp.	384	$51,302
Community Health Systems, Inc. (I)	224	4,812
DaVita HealthCare Partners, Inc. (I)	624	41,883
Envision Healthcare Holdings, Inc. (I)	192	4,243
Express Scripts Holding Company (I)	560	40,247
HCA Holdings, Inc. (I)	256	17,812
Health Net, Inc. (I)	32	2,119
Henry Schein, Inc. (I)	200	30,288
Humana, Inc.	273	44,442
Laboratory Corp. of America Holdings (I)	297	33,368
McKesson Corp.	240	38,635
MEDNAX, Inc. (I)	190	13,197
Patterson Companies, Inc.	256	10,870
Premier, Inc., Class A (I)	16	511
Quest Diagnostics, Inc.	512	33,623
Tenet Healthcare Corp. (I)	48	1,302
UnitedHealth Group, Inc.	986	113,548
Universal Health Services, Inc., Class B	262	29,512
Health care technology 0.2%
athenahealth, Inc. (I)	16	2,269
Cerner Corp. (I)	560	32,486
IMS Health Holdings, Inc. (I)	96	2,220
Life sciences tools and services 0.8%
Agilent Technologies, Inc.	752	28,313
Illumina, Inc. (I)	121	19,112
Mettler-Toledo International, Inc. (I)	64	20,022
PerkinElmer, Inc.	160	7,731
Quintiles Transnational Holdings, Inc. (I)	64	3,893
Thermo Fisher Scientific, Inc.	342	45,165
Waters Corp. (I)	248	30,060
Pharmaceuticals 4.0%
Akorn, Inc. (I)	32	832
Allergan PLC (I)	192	54,611
Bristol-Myers Squibb Company	1,082	67,257
Eli Lilly & Company	765	60,512
Endo International PLC (I)	256	14,200
Horizon Pharma PLC (I)	48	840
Jazz Pharmaceuticals PLC (I)	80	10,299
Johnson & Johnson	2,220	231,857
Mallinckrodt PLC (I)	112	6,506
Merck & Company, Inc.	2,187	110,815
Mylan NV (I)	502	26,450
Perrigo Company PLC	208	30,073
Pfizer, Inc.	5,338	162,756
Zoetis, Inc.	560	24,108
Industrials 11.9%		2,357,703
Aerospace and defense 2.8%
B/E Aerospace, Inc.	224	9,061
General Dynamics Corp.	256	34,245
Hexcel Corp.	80	3,310

SEE NOTES TO FUND'S INVESTMENTS11

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Honeywell International, Inc.	577	$59,546
Huntington Ingalls Industries, Inc.	64	8,184
L-3 Communications Holdings, Inc.	208	24,303
Lockheed Martin Corp.	252	53,172
Northrop Grumman Corp.	288	53,297
Precision Castparts Corp.	171	40,176
Raytheon Company	480	61,555
Rockwell Collins, Inc.	392	31,705
Spirit AeroSystems Holdings, Inc., Class A (I)	112	4,749
Textron, Inc.	566	19,369
The Boeing Company	520	62,468
TransDigm Group, Inc. (I)	80	17,978
United Technologies Corp.	786	68,924
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	320	20,726
Expeditors International of Washington, Inc.	384	17,326
FedEx Corp.	342	45,445
United Parcel Service, Inc., Class B	491	45,761
Airlines 0.8%
Alaska Air Group, Inc.	262	18,445
American Airlines Group, Inc.	368	14,348
Delta Air Lines, Inc.	1,032	45,707
JetBlue Airways Corp. (I)	304	6,478
Southwest Airlines Company	926	34,836
United Continental Holdings, Inc. (I)	684	33,024
Building products 0.2%
Allegion PLC	96	5,814
AO Smith Corp.	48	3,353
Fortune Brands Home & Security, Inc.	224	10,884
Lennox International, Inc.	32	3,834
Masco Corp.	528	13,934
Owens Corning	96	4,434
Commercial services and supplies 1.0%
Cintas Corp.	240	20,621
KAR Auction Services, Inc.	112	3,743
Republic Services, Inc.	760	33,212
Rollins, Inc.	150	4,133
Stericycle, Inc. (I)	144	17,330
The ADT Corp.	264	7,809
Tyco International PLC	950	32,671
Waste Connections, Inc.	240	14,393
Waste Management, Inc.	1,052	55,703
Construction and engineering 0.2%
Chicago Bridge & Iron Company NV	144	5,590
Fluor Corp.	408	18,315
Jacobs Engineering Group, Inc. (I)	248	9,729
Quanta Services, Inc. (I)	384	7,181
Electrical equipment 0.7%
Acuity Brands, Inc.	43	8,704
AMETEK, Inc.	470	22,114

12SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Eaton Corp. PLC	544	$27,477
Emerson Electric Company	648	29,795
Hubbell, Inc.	96	8,681
Rockwell Automation, Inc.	288	27,524
Sensata Technologies Holding NV (I)	224	8,221
SolarCity Corp. (I)	16	570
Industrial conglomerates 1.9%
3M Company	576	86,976
Carlisle Companies, Inc.	100	8,368
Danaher Corp.	480	41,592
General Electric Company	7,196	209,404
Roper Technologies, Inc.	176	30,918
Machinery 2.0%
Allison Transmission Holdings, Inc.	224	5,329
Caterpillar, Inc.	512	31,867
Colfax Corp. (I)	80	1,771
Cummins, Inc.	299	26,877
Deere & Company	462	35,579
Donaldson Company, Inc.	278	7,834
Dover Corp.	512	29,926
Flowserve Corp.	336	12,983
IDEX Corp.	157	11,384
Illinois Tool Works, Inc.	440	39,631
Ingersoll-Rand PLC	592	30,470
Lincoln Electric Holdings, Inc.	112	5,963
PACCAR, Inc.	614	30,129
Parker-Hannifin Corp.	422	41,002
Pentair PLC	240	11,309
Snap-on, Inc.	112	18,095
Stanley Black & Decker, Inc.	330	31,132
The Middleby Corp. (I)	54	4,879
WABCO Holdings, Inc. (I)	96	8,606
Wabtec Corp.	128	8,186
Xylem, Inc.	272	9,778
Professional services 0.4%
Equifax, Inc.	304	32,163
IHS, Inc., Class A (I)	89	9,311
ManpowerGroup, Inc.	208	15,881
Robert Half International, Inc.	272	11,905
TransUnion (I)	16	396
Verisk Analytics, Inc. (I)	208	15,184
Road and rail 0.9%
AMERCO	7	2,567
Avis Budget Group, Inc. (I)	96	2,522
CSX Corp.	1,734	39,917
Hertz Global Holdings, Inc. (I)	950	8,626
J.B. Hunt Transport Services, Inc.	270	19,629
Kansas City Southern	160	11,341
Norfolk Southern Corp.	508	35,814
Old Dominion Freight Line, Inc. (I)	80	4,386

SEE NOTES TO FUND'S INVESTMENTS13

Multifactor Large Cap ETF

	Shares	Value
Industrials (continued)
Road and rail (continued)
Ryder Systems, Inc.	64	$3,403
Union Pacific Corp.	822	59,184
Trading companies and distributors 0.3%
Fastenal Company	496	20,118
HD Supply Holdings, Inc. (I)	144	3,783
United Rentals, Inc. (I)	144	6,899
W.W. Grainger, Inc.	155	30,487
Transportation infrastructure 0.0%
Macquarie Infrastructure Company LLC	64	4,292
Information technology 18.3%		3,629,249
Communications equipment 1.3%
Brocade Communications Systems, Inc.	517	4,126
Cisco Systems, Inc.	4,163	99,038
CommScope Holding Company, Inc. (I)	138	3,094
F5 Networks, Inc. (I)	121	11,347
Harris Corp.	316	27,483
Juniper Networks, Inc.	813	19,187
Motorola Solutions, Inc.	304	20,298
Palo Alto Networks, Inc. (I)	48	7,176
QUALCOMM, Inc.	1,150	52,141
Electronic equipment, instruments and components 0.8%
Amphenol Corp., Class A	768	38,070
Arrow Electronics, Inc. (I)	256	13,210
Avnet, Inc.	320	12,774
CDW Corp.	160	6,152
Corning, Inc.	1,578	29,367
Fitbit, Inc., Class A (I)	16	266
Flextronics International, Ltd. (I)	1,656	17,355
Keysight Technologies, Inc. (I)	160	3,744
TE Connectivity, Ltd.	599	34,239
Trimble Navigation, Ltd. (I)	384	7,407
Internet software and services 2.4%
Akamai Technologies, Inc. (I)	304	13,868
Alphabet, Inc., Class A (I)	330	251,246
Alphabet, Inc., Class C (I)	23	17,088
CoStar Group, Inc. (I)	26	4,560
eBay, Inc. (I)	1,851	43,424
Facebook, Inc., Class A (I)	704	78,996
InterActiveCorp	144	7,479
LinkedIn Corp., Class A (I)	48	9,500
MercadoLibre, Inc.	25	2,456
Rackspace Hosting, Inc. (I)	182	3,678
Twitter, Inc. (I)	112	1,882
VeriSign, Inc. (I)	224	16,934
Yahoo!, Inc. (I)	970	28,625
IT services 3.8%
Accenture PLC, Class A	608	64,168
Alliance Data Systems Corp. (I)	140	27,971
Amdocs, Ltd.	454	24,852
Automatic Data Processing, Inc.	613	50,934

14SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Information technology (continued)
IT services (continued)
Broadridge Financial Solutions, Inc.	134	$7,177
Cognizant Technology Solutions Corp., Class A (I)	625	39,569
Computer Sciences Corp.	432	13,854
CSRA, Inc.	432	11,569
Fidelity National Information Services, Inc.	588	35,121
Fiserv, Inc. (I)	651	61,559
FleetCor Technologies, Inc. (I)	103	12,653
Gartner, Inc. (I)	160	14,062
Genpact, Ltd. (I)	112	2,679
Global Payments, Inc.	160	9,432
IBM Corp.	729	90,972
Jack Henry & Associates, Inc.	112	9,092
MasterCard, Inc., Class A	875	77,901
Paychex, Inc.	622	29,769
PayPal Holdings, Inc. (I)	216	7,806
Sabre Corp.	96	2,459
The Western Union Company	1,110	19,802
Total System Services, Inc.	416	16,707
Vantiv, Inc., Class A (I)	112	5,270
Visa, Inc., Class A	1,221	90,952
Xerox Corp.	2,344	22,854
Semiconductors and semiconductor equipment 2.9%
Analog Devices, Inc.	672	36,194
Applied Materials, Inc.	1,546	27,287
Avago Technologies, Ltd.	296	39,578
Broadcom Corp., Class A	720	39,362
First Solar, Inc. (I)	48	3,296
Intel Corp.	5,032	156,093
KLA-Tencor Corp.	432	28,940
Lam Research Corp.	333	23,906
Linear Technology Corp.	512	21,878
Marvell Technology Group, Ltd.	896	7,930
Maxim Integrated Products, Inc.	592	19,773
Microchip Technology, Inc.	416	18,641
Micron Technology, Inc. (I)	1,529	16,865
NVIDIA Corp.	1,046	30,637
Qorvo, Inc. (I)	128	5,069
Skyworks Solutions, Inc.	326	22,468
Texas Instruments, Inc.	1,002	53,036
Xilinx, Inc.	616	30,966
Software 3.9%
Activision Blizzard, Inc.	1,014	35,307
Adobe Systems, Inc. (I)	384	34,226
ANSYS, Inc. (I)	155	13,669
Autodesk, Inc. (I)	368	17,230
CA, Inc.	874	25,110
Cadence Design Systems, Inc. (I)	368	7,198
CDK Global, Inc.	112	4,934
Citrix Systems, Inc. (I)	304	21,420
Electronic Arts, Inc. (I)	496	32,014
FireEye, Inc. (I)	80	1,127

SEE NOTES TO FUND'S INVESTMENTS15

Multifactor Large Cap ETF

	Shares	Value
Information technology (continued)
Software (continued)
Fortinet, Inc. (I)	64	$1,801
Intuit, Inc.	347	33,142
Microsoft Corp.	5,779	318,365
NetSuite, Inc. (I)	32	2,220
Nuance Communications, Inc. (I)	502	8,850
Oracle Corp.	2,848	103,411
Red Hat, Inc. (I)	284	19,894
salesforce.com, Inc. (I)	336	22,868
ServiceNow, Inc. (I)	112	6,968
Splunk, Inc. (I)	80	3,703
SS&C Technologies Holdings, Inc.	48	3,086
Symantec Corp.	1,639	32,518
Synopsys, Inc. (I)	288	12,355
Tableau Software, Inc., Class A (I)	16	1,284
The Ultimate Software Group, Inc. (I)	16	2,810
Tyler Technologies, Inc. (I)	16	2,513
VMware, Inc., Class A (I)	80	3,660
Workday, Inc., Class A (I)	51	3,214
Technology hardware, storage and peripherals 3.2%
Apple, Inc.	4,473	435,396
EMC Corp.	1,810	44,834
Hewlett Packard Enterprise Company	1,846	25,401
HP, Inc.	1,846	17,925
NCR Corp. (I)	304	6,487
NetApp, Inc.	544	11,930
SanDisk Corp.	528	37,330
Seagate Technology PLC	904	26,261
Western Digital Corp.	656	31,475
Materials 3.5%		695,575
Chemicals 2.4%
Air Products & Chemicals, Inc.	240	30,410
Airgas, Inc.	176	24,640
Albemarle Corp.	176	9,265
Ashland, Inc.	144	13,645
Axalta Coating Systems, Ltd. (I)	86	2,048
Celanese Corp., Series A	330	21,011
CF Industries Holdings, Inc.	776	23,280
E.I. du Pont de Nemours & Company	780	41,153
Eastman Chemical Company	400	24,484
Ecolab, Inc.	296	31,930
FMC Corp.	320	11,430
International Flavors & Fragrances, Inc.	185	21,638
LyondellBasell Industries NV, Class A	320	24,950
Monsanto Company	352	31,891
NewMarket Corp.	13	4,931
PPG Industries, Inc.	296	28,156
Praxair, Inc.	288	28,800
RPM International, Inc.	240	9,420
The Dow Chemical Company	860	36,120
The Mosaic Company	320	7,712

16SEE NOTES TO FUND'S INVESTMENTS

Multifactor Large Cap ETF

	Shares	Value
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Company	117	$29,913
The Valspar Corp.	160	12,533
W.R. Grace & Company (I)	107	8,703
Westlake Chemical Corp.	64	2,911
Construction materials 0.2%
Martin Marietta Materials, Inc.	103	12,935
Vulcan Materials Company	256	22,579
Containers and packaging 0.5%
Avery Dennison Corp.	48	2,923
Ball Corp.	390	26,064
Crown Holdings, Inc. (I)	272	12,479
Graphic Packaging Holding Company	192	2,181
International Paper Company	1,000	34,210
Packaging Corp. of America	176	8,946
Sealed Air Corp.	374	15,158
WestRock Company	144	5,080
Metals and mining 0.4%
Alcoa, Inc.	1,752	12,772
Freeport-McMoRan, Inc.	966	4,444
Newmont Mining Corp.	456	9,102
Nucor Corp.	656	25,630
Reliance Steel & Aluminum Company	160	9,110
Southern Copper Corp.	288	7,465
Steel Dynamics, Inc.	192	3,523
Telecommunication services 1.8%		352,057
Diversified telecommunication services 1.7%
AT&T, Inc.	4,107	148,098
CenturyLink, Inc.	656	16,676
Frontier Communications Corp.	1,862	8,472
Level 3 Communications, Inc. (I)	266	12,983
SBA Communications Corp., Class A (I)	208	20,650
Verizon Communications, Inc.	2,599	129,872
Zayo Group Holdings, Inc. (I)	16	400
Wireless telecommunication services 0.1%
Sprint Corp. (I)	256	773
T-Mobile US, Inc. (I)	352	14,133
Utilities 4.8%		961,882
Electric utilities 2.4%
American Electric Power Company, Inc.	752	45,849
Duke Energy Corp.	456	34,337
Edison International	888	54,878
Entergy Corp.	527	37,196
Eversource Energy	520	27,976
Exelon Corp.	884	26,140
FirstEnergy Corp.	698	23,076
ITC Holdings Corp.	256	10,214
NextEra Energy, Inc.	416	46,471
OGE Energy Corp.	384	10,072
Pepco Holdings, Inc.	486	12,966

SEE NOTES TO FUND'S INVESTMENTS17

Multifactor Large Cap ETF

			Shares	Value
Utilities (continued)
Electric utilities (continued)
	Pinnacle West Capital Corp.		278	$18,434
	PPL Corp.		1,224	42,913
	The Southern Company		748	36,592
	Westar Energy, Inc.		238	10,367
	Xcel Energy, Inc.		1,283	49,036
Gas utilities 0.2%
	AGL Resources, Inc.		224	14,237
	Atmos Energy Corp.		144	9,968
	National Fuel Gas Company		144	6,528
	UGI Corp.		384	13,056
Independent power and renewable electricity producers 0.2%
	AES Corp.		1,770	16,815
	Calpine Corp. (I)		684	10,472
	NRG Energy, Inc.		592	6,299
Multi-utilities 1.9%
	Alliant Energy Corp.		272	17,772
	Ameren Corp.		576	25,874
	CenterPoint Energy, Inc.		976	17,441
	CMS Energy Corp.		576	22,395
	Consolidated Edison, Inc.		528	36,638
	Dominion Resources, Inc.		512	36,951
	DTE Energy Company		438	37,234
	NiSource, Inc.		1,098	23,069
	PG&E Corp.		712	39,096
	Public Service Enterprise Group, Inc.		1,238	51,129
	SCANA Corp.		272	17,122
	Sempra Energy		256	24,256
	TECO Energy, Inc.		96	2,604
	WEC Energy Group, Inc.		483	26,676
Water utilities 0.1%
	American Water Works Company, Inc.		304	19,733
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $17,832)
Money market funds 0.1%				$17,832
State Street Institutional Liquid Reserves Fund	0.3585(Y	)	17,832	17,832
Total investments (Cost $20,708,453)† 100.3%				$19,936,370
Other assets and liabilities, net (0.3%)				($51,066)
Total net assets 100.0%				$19,885,304

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $20,708,453. Net unrealized depreciation aggregated $772,083, of which $477,466 related to appreciated investment securities and $1,249,549 related to depreciated investment securities.

18SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January, 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	850Q3	01/16
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016